UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-10001

                       Oppenheimer Main Street Opportunity Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                              (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


             Registrant's telephone number, including area code: (303) 768-3200
                                                                 --------------

             Date of fiscal year end: July 31

             Date of reporting period:  August 1, 2003 - January 31, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  January 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 COMMON STOCKS--97.1%
--------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--15.2%
--------------------------------------------------------------------------
 AUTO COMPONENTS--1.2%
 American Axle &
 Manufacturing
 Holdings, Inc. 1                            60,100        $   2,329,476
--------------------------------------------------------------------------
 ArvinMeritor, Inc.                          66,500            1,476,300
--------------------------------------------------------------------------
 Autoliv, Inc.                               29,300            1,211,555
--------------------------------------------------------------------------
 Dana Corp.                                 102,700            2,136,160
--------------------------------------------------------------------------
 Delphi Corp.                               188,800            1,997,504
--------------------------------------------------------------------------
 Drew Industries, Inc. 1                     70,300            1,919,190
--------------------------------------------------------------------------
 Dura Automotive
 Systems, Inc. 1                             33,000              486,750
--------------------------------------------------------------------------
 Goodyear Tire &
 Rubber Co. 1                               258,400            2,454,800
--------------------------------------------------------------------------
 IMPCO Technologies,
 Inc. 1                                      36,300              299,475
--------------------------------------------------------------------------
 Keystone Automotive
 Industries, Inc. 1                          14,600              419,896
--------------------------------------------------------------------------
 Modine
 Manufacturing Co.                           33,800              904,826
--------------------------------------------------------------------------
 Quantum Fuel
 Systems Technologies
 Worldwide, Inc. 1                          122,800            1,105,077
--------------------------------------------------------------------------
 Raytech Corp. 1                              3,900               14,040
--------------------------------------------------------------------------
 Sauer-Danfoss, Inc.                         16,300              221,028
--------------------------------------------------------------------------
 Spartan Motors, Inc.                         9,600               95,520
--------------------------------------------------------------------------
 Sports Resorts
 International, Inc. 1                        2,000                9,380
--------------------------------------------------------------------------
 Stoneridge, Inc. 1                           7,500              111,300
--------------------------------------------------------------------------
 Strattec Security Corp. 1                    3,200              201,600
--------------------------------------------------------------------------
 Tenneco
 Automotive, Inc. 1                         101,600            1,078,992
--------------------------------------------------------------------------
 Visteon Corp.                              109,500            1,171,650
                                                           ---------------
                                                              19,644,519

--------------------------------------------------------------------------
 AUTOMOBILES--0.2%
 Coachmen
 Industries, Inc.                            11,300              209,728
--------------------------------------------------------------------------
 Ford Motor Co.                             229,800            3,341,292
--------------------------------------------------------------------------
 Harley-Davidson, Inc.                        1,400               71,456
                                                           ---------------
                                                               3,622,476


                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 DISTRIBUTORS--0.1%
 Andersons, Inc. (The)                        5,700        $     103,056
--------------------------------------------------------------------------
 Handleman Co.                               13,800              302,358
--------------------------------------------------------------------------
 Pomeroy Computer
 Resources, Inc.                              2,900               43,210
--------------------------------------------------------------------------
 Source Information
 Management Co.
 (The) 1                                     43,600              568,980
--------------------------------------------------------------------------
 WESCO International,
 Inc. 1                                         100                1,026
                                                           ---------------
                                                               1,018,630

--------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--2.0%
 AFC Enterprises, Inc. 1                      1,900               45,030
--------------------------------------------------------------------------
 Ambassadors
 Group, Inc.                                  4,300               97,610
--------------------------------------------------------------------------
 Argosy Gaming Co. 1                          7,900              215,670
--------------------------------------------------------------------------
 Aztar Corp. 1                              117,000            2,603,250
--------------------------------------------------------------------------
 Brinker
 International, Inc. 1                       49,000            1,732,150
--------------------------------------------------------------------------
 Buffalo Wild Wings,
 Inc. 1                                      28,800              744,480
--------------------------------------------------------------------------
 CBRL Group, Inc.                            46,100            1,730,133
--------------------------------------------------------------------------
 CEC Entertainment,
 Inc. 1                                      39,300            1,873,824
--------------------------------------------------------------------------
 Checkers Drive-In
 Restaurants, Inc. 1                         16,200              167,022
--------------------------------------------------------------------------
 Choice Hotels
 International, Inc.                         67,400            2,561,200
--------------------------------------------------------------------------
 Dave & Buster's, Inc. 1                    102,200            1,274,434
--------------------------------------------------------------------------
 Dover Downs
 Gaming &
 Entertainment, Inc.                         24,300              249,561
--------------------------------------------------------------------------
 Frisch's Restaurants,
 Inc.                                         2,100               66,465
--------------------------------------------------------------------------
 Geo Group, Inc. (The) 1                     22,900              521,891
--------------------------------------------------------------------------
 GTech Holdings Corp.                         5,400              300,294
--------------------------------------------------------------------------
 Harrah's
 Entertainment, Inc.                         24,600            1,303,800
--------------------------------------------------------------------------
 Isle of Capri
 Casinos, Inc. 1                             67,200            1,399,104
--------------------------------------------------------------------------
 Jack in the Box, Inc. 1                     51,200            1,228,800
--------------------------------------------------------------------------
 McDonald's Corp.                            49,400            1,271,556



10 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE Continued
 Multimedia
 Games, Inc. 1                               35,500        $   1,516,560
--------------------------------------------------------------------------
 Orbitz, Inc., Cl. A 1                       13,900              325,830
--------------------------------------------------------------------------
 Papa John's
 International, Inc. 1                       25,700              875,085
--------------------------------------------------------------------------
 Pinnacle
 Entertainment, Inc. 1                       33,500              417,410
--------------------------------------------------------------------------
 Prime Hospitality
 Corp. 1                                     50,700              520,182
--------------------------------------------------------------------------
 Rare Hospitality
 International, Inc. 1                       82,950            2,142,599
--------------------------------------------------------------------------
 Ruby Tuesday, Inc.                           6,600              184,404
--------------------------------------------------------------------------
 Ryan's Family Steak
 Houses, Inc. 1                              39,400              647,342
--------------------------------------------------------------------------
 Scientific Games
 Corp., Cl. A 1                               3,600               53,964
--------------------------------------------------------------------------
 Shuffle Master, Inc. 1                      14,200              483,084
--------------------------------------------------------------------------
 Six Flags, Inc. 1                          149,400            1,081,656
--------------------------------------------------------------------------
 Steak n Shake Co.
 (The) 1                                     21,200              423,576
--------------------------------------------------------------------------
 Total Entertainment
 Restaurant Corp. 1                          19,800              231,858
--------------------------------------------------------------------------
 WMS Industries, Inc. 1                      35,200            1,022,560
--------------------------------------------------------------------------
 Yum! Brands, Inc. 1                         59,300            2,010,863
                                                           ---------------
                                                              31,323,247

--------------------------------------------------------------------------
 HOUSEHOLD DURABLES--2.5%
 Beazer Homes
 USA, Inc.                                   24,200            2,256,166
--------------------------------------------------------------------------
 Blount International,
 Inc. 1                                       4,200               36,792
--------------------------------------------------------------------------
 Boyds Collection Ltd.
 (The) 1                                     16,700               70,474
--------------------------------------------------------------------------
 Brookfield Homes
 Corp.                                       15,300              398,259
--------------------------------------------------------------------------
 Centex Corp.                                18,800            1,990,920
--------------------------------------------------------------------------
 Chromcraft
 Revington, Inc. 1                            1,800               23,310
--------------------------------------------------------------------------
 CSS Industries, Inc.                        29,300              879,000
--------------------------------------------------------------------------
 Department 56, Inc. 1                       19,700              270,481
--------------------------------------------------------------------------
 Emerson Radio Corp. 1                       30,200              115,062
--------------------------------------------------------------------------
 Enesco Group, Inc. 1                        11,700              115,830

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 HOUSEHOLD DURABLES Continued
 Flexsteel Industries, Inc.                   1,900        $      40,812
--------------------------------------------------------------------------
 Harman International
 Industries, Inc.                            21,000            1,558,830
--------------------------------------------------------------------------
 Helen of Troy Ltd. 1                        72,800            2,084,992
--------------------------------------------------------------------------
 Hooker Furniture
 Corp.                                       13,300              591,837
--------------------------------------------------------------------------
 Hovnanian Enterprises,
 Inc., Cl. A 1                               34,600            2,552,788
--------------------------------------------------------------------------
 Interface, Inc., Cl. A 1                    24,100              186,293
--------------------------------------------------------------------------
 Jarden Corp. 1                              65,250            2,118,668
--------------------------------------------------------------------------
 KB Home                                     28,900            1,951,906
--------------------------------------------------------------------------
 Kimball International,
 Inc., Cl. B                                  9,100              148,421
--------------------------------------------------------------------------
 Lennar Corp., Cl. A                         37,800            1,666,980
--------------------------------------------------------------------------
 Libbey, Inc.                                 3,300               95,238
--------------------------------------------------------------------------
 M.D.C. Holdings, Inc.                       39,100            2,449,615
--------------------------------------------------------------------------
 M/I Homes, Inc.                              6,200              239,258
--------------------------------------------------------------------------
 Meritage Corp. 1                            38,600            2,505,140
--------------------------------------------------------------------------
 Mestek, Inc. 1                               8,700              158,253
--------------------------------------------------------------------------
 Movado Group, Inc.                          17,000              484,840
--------------------------------------------------------------------------
 National Presto
 Industries, Inc. 1                           3,100              115,320
--------------------------------------------------------------------------
 Newell Rubbermaid,
 Inc.                                        43,300            1,057,819
--------------------------------------------------------------------------
 Pulte Homes, Inc.                           11,800              509,052
--------------------------------------------------------------------------
 Russ Berrie & Co., Inc.                      4,600              145,498
--------------------------------------------------------------------------
 Ryland Group, Inc.
 (The)                                       22,700            1,730,875
--------------------------------------------------------------------------
 Standard Pacific Corp.                      55,700            2,601,190
--------------------------------------------------------------------------
 Stanley Furniture Co.,
 Inc.                                         5,500              195,635
--------------------------------------------------------------------------
 Technical Olympic
 USA, Inc. 1                                 45,800            1,180,266
--------------------------------------------------------------------------
 Tempur-Pedic
 International, Inc. 1                      124,300            2,013,660
--------------------------------------------------------------------------
 Toll Brothers, Inc. 1                        4,500              175,995
--------------------------------------------------------------------------
 Tripath Technology,
 Inc. 1                                     162,700            1,008,740
--------------------------------------------------------------------------
 Whirlpool Corp.                             27,000            2,050,650
--------------------------------------------------------------------------
 William Lyon Homes,
 Inc. 1                                      19,900            1,245,939



11 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 HOUSEHOLD DURABLES Continued
 Yankee Candle, Inc.
 (The) 1                                     46,300        $   1,214,912
                                                           ---------------
                                                              40,235,716

--------------------------------------------------------------------------
 INTERNET & CATALOG RETAIL--0.1%
 Coldwater Creek, Inc. 1                      1,900               27,607
--------------------------------------------------------------------------
 FTD, Inc., Cl. A 1                           3,400               84,184
--------------------------------------------------------------------------
 PC Connection, Inc. 1                       17,900              181,327
--------------------------------------------------------------------------
 Provide Commerce,
 Inc. 1                                      56,400            1,122,360
--------------------------------------------------------------------------
 ValueVision Media,
 Inc., Cl. A 1                               18,000              318,780
                                                           ---------------
                                                               1,734,258

--------------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS--0.9%
 Action Performance
 Cos., Inc.                                  85,900            1,478,339
--------------------------------------------------------------------------
 Arctic Cat, Inc.                             1,500               38,100
--------------------------------------------------------------------------
 Callaway Golf Co.                          105,000            1,880,550
--------------------------------------------------------------------------
 Eastman Kodak Co.                           88,400            2,511,444
--------------------------------------------------------------------------
 Hasbro, Inc.                                94,700            1,870,325
--------------------------------------------------------------------------
 Marine Products Corp.                        3,800               76,190
--------------------------------------------------------------------------
 MarineMax, Inc. 1                          146,400            3,294,000
--------------------------------------------------------------------------
 Marvel Enterprises,
 Inc. 1                                      69,400            2,236,762
--------------------------------------------------------------------------
 Nautilus Group, Inc.
 (The)                                       48,800              691,984
--------------------------------------------------------------------------
 RC2 Corp. 1                                 16,600              407,530
--------------------------------------------------------------------------
 SCP Pool Corp. 1                             3,350              107,368
--------------------------------------------------------------------------
 Steinway Musical
 Instruments, Inc. 1                          5,100              126,837
--------------------------------------------------------------------------
 Sturm, Ruger & Co.,
 Inc.                                        19,800              237,204
                                                           ---------------
                                                              14,956,633

--------------------------------------------------------------------------
 MEDIA--2.7%
 4Kids Entertainment,
 Inc. 1                                       8,700              248,472
--------------------------------------------------------------------------
 Acme
 Communications, Inc. 1                       4,900               47,971
--------------------------------------------------------------------------
 Advo, Inc.                                  19,850              642,346
--------------------------------------------------------------------------
 APAC Teleservices, Inc. 1                    4,200               12,726

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 MEDIA Continued
 Carmike Cinemas, Inc. 1                     36,200        $   1,201,478
--------------------------------------------------------------------------
 Charter
 Communications,
 Inc., Cl. A 1                              289,000            1,392,980
--------------------------------------------------------------------------
 Comcast Corp., Cl. A 1                     229,200            7,820,304
--------------------------------------------------------------------------
 Courier Corp.                                3,900              165,165
--------------------------------------------------------------------------
 Cox Communications,
 Inc., Cl. A 1                               46,400            1,589,664
--------------------------------------------------------------------------
 Digital Generation
 Systems, Inc. 1                             99,700              201,394
--------------------------------------------------------------------------
 EchoStar
 Communications
 Corp., Cl. A 1                              86,700            3,164,550
--------------------------------------------------------------------------
 Entravision
 Communications
 Corp. 1                                     31,300              327,711
--------------------------------------------------------------------------
 Grey Global
 Group, Inc.                                  1,200              819,600
--------------------------------------------------------------------------
 Hollinger
 International, Inc.                         14,900              242,274
--------------------------------------------------------------------------
 Hughes Electronics
 Corp. 1                                     61,905            1,036,290
--------------------------------------------------------------------------
 Insight
 Communications
 Co., Inc. 1                                 95,500              984,605
--------------------------------------------------------------------------
 Journal
 Communications, Inc.                         2,200               42,284
--------------------------------------------------------------------------
 Mediacom
 Communications
 Corp. 1                                     94,200              842,148
--------------------------------------------------------------------------
 Metro-Goldwyn-Mayer,
 Inc. 1                                      86,500            1,376,215
--------------------------------------------------------------------------
 New Frontier Media,
 Inc. 1                                       7,300               75,336
--------------------------------------------------------------------------
 Pegasus
 Communications
 Corp. 1                                      1,000               45,470
--------------------------------------------------------------------------
 R.H. Donnelley Corp. 1                      42,900            1,793,220
--------------------------------------------------------------------------
 RCN Corp. 1                                 56,600               63,392
--------------------------------------------------------------------------
 Reading
 International, Inc. 1                        3,100               19,065
--------------------------------------------------------------------------
 Salem
 Communications
 Corp., Cl. A 1                               7,600              201,400


12 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 MEDIA Continued
 Spanish Broadcasting
 System, Inc., Cl. A 1                       24,600        $     284,622
--------------------------------------------------------------------------
 Thomas Nelson, Inc.                         47,600            1,189,524
--------------------------------------------------------------------------
 Time Warner, Inc. 1                        114,400            2,010,008
--------------------------------------------------------------------------
 TiVo, Inc. 1                                92,000              990,840
--------------------------------------------------------------------------
 UnitedGlobalCom,
 Inc., Cl. A 1                              167,000            1,586,500
--------------------------------------------------------------------------
 Viacom, Inc., Cl. B                        188,200            7,584,460
--------------------------------------------------------------------------
 Walt Disney Co. (The)                      205,100            4,922,400
--------------------------------------------------------------------------
 XM Satellite Radio
 Holdings, Inc. 1                            40,000              944,000
--------------------------------------------------------------------------
 Young Broadcasting,
 Inc., Cl. A 1                                7,200              147,888
                                                           ---------------
                                                              44,016,302

--------------------------------------------------------------------------
 MULTILINE RETAIL--0.5%
 Bon-Ton Stores, Inc.                        17,800              220,008
--------------------------------------------------------------------------
 Conn's, Inc. 1                               2,500               40,000
--------------------------------------------------------------------------
 Dollar General Corp.                        37,900              842,138
--------------------------------------------------------------------------
 Federated Department
 Stores, Inc.                                64,100            3,043,468
--------------------------------------------------------------------------
 Kmart Holding Corp. 1                       10,400              288,080
--------------------------------------------------------------------------
 Neiman Marcus
 Group, Inc. (The), Cl. A 1                  28,300            1,562,160
--------------------------------------------------------------------------
 Sears Roebuck & Co.                         43,500            1,924,875
--------------------------------------------------------------------------
 Stage Stores, Inc. 1                        13,000              423,540
                                                           ---------------
                                                               8,344,269

--------------------------------------------------------------------------
 SPECIALTY RETAIL--3.9%
 Abercrombie & Fitch
 Co., Cl. A 1                                52,200            1,351,980
--------------------------------------------------------------------------
 Aeropostale, Inc. 1                         84,300            2,516,355
--------------------------------------------------------------------------
 America's Car-Mart,
 Inc. 1                                      12,800              425,472
--------------------------------------------------------------------------
 Asbury Automotive
 Group, Inc. 1                                5,900              102,955
--------------------------------------------------------------------------
 AutoNation, Inc. 1                          93,400            1,529,892
--------------------------------------------------------------------------
 AutoZone, Inc. 1                             2,700              227,664
--------------------------------------------------------------------------
 Bed Bath & Beyond,
 Inc. 1                                      11,700              475,137
--------------------------------------------------------------------------
 Best Buy Co., Inc.                          30,800            1,552,012

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 SPECIALTY RETAIL Continued
 Big 5 Sporting Goods
 Corp. 1                                     41,900        $   1,029,902
--------------------------------------------------------------------------
 Blair Corp.                                 24,100              579,605
--------------------------------------------------------------------------
 Bombay Co., Inc. (The) 1                   108,200              814,746
--------------------------------------------------------------------------
 Borders Group, Inc.                         67,900            1,491,763
--------------------------------------------------------------------------
 Brookstone, Inc. 1                          68,950            1,641,010
--------------------------------------------------------------------------
 Buckle, Inc. (The)                           3,000               77,250
--------------------------------------------------------------------------
 Building Materials
 Holding Corp.                               51,300              786,942
--------------------------------------------------------------------------
 Cache, Inc. 1                               12,200              304,634
--------------------------------------------------------------------------
 Casual Male Retail
 Group, Inc. 1                               20,000              136,600
--------------------------------------------------------------------------
 Chico's FAS, Inc. 1                          8,000              294,720
--------------------------------------------------------------------------
 Christopher & Banks
 Corp.                                       72,750            1,417,898
--------------------------------------------------------------------------
 Claire's Stores, Inc.                        7,600              139,080
--------------------------------------------------------------------------
 CSK Auto Corp. 1                            75,000            1,463,250
--------------------------------------------------------------------------
 Deb Shops, Inc.                              1,500               32,265
--------------------------------------------------------------------------
 Dress Barn, Inc. (The) 1                    52,400              795,432
--------------------------------------------------------------------------
 Finish Line, Inc. (The),
 Cl. A 1                                     80,700            2,743,800
--------------------------------------------------------------------------
 Finlay Enterprises, Inc. 1                   2,400               35,592
--------------------------------------------------------------------------
 Footstar, Inc. 1                           195,900              568,110
--------------------------------------------------------------------------
 GameStop Corp. 1                            31,600              524,560
--------------------------------------------------------------------------
 Gap, Inc. (The)                            116,300            2,160,854
--------------------------------------------------------------------------
 Goody's Family
 Clothing, Inc.                              90,500              764,725
--------------------------------------------------------------------------
 Guess?, Inc. 1                              82,300            1,088,006
--------------------------------------------------------------------------
 Hancock Fabrics, Inc.                       41,300              698,796
--------------------------------------------------------------------------
 Hibbett Sporting
 Goods, Inc. 1                               20,000              622,000
--------------------------------------------------------------------------
 Hollywood
 Entertainment Corp. 1                      115,400            1,390,570
--------------------------------------------------------------------------
 Home Depot, Inc.                            89,900            3,188,753
--------------------------------------------------------------------------
 Jos. A. Banks
 Clothiers, Inc. 1                           38,300            1,680,987
--------------------------------------------------------------------------
 Loehmann's Holdings,
 Inc. 1                                      11,000              209,000
--------------------------------------------------------------------------
 Lowe's Cos., Inc.                           19,500            1,044,225
--------------------------------------------------------------------------
 Men's Wearhouse,
 Inc. (The) 1                                28,800              670,752



13 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 SPECIALTY RETAIL Continued
 Monro Muffler
 Brake, Inc. 1                               31,650        $     733,647
--------------------------------------------------------------------------
 Movie Gallery, Inc.                         77,350            1,551,641
--------------------------------------------------------------------------
 NetFlix.com, Inc. 1                         43,900            3,223,577
--------------------------------------------------------------------------
 Noland Co.                                   1,900               86,942
--------------------------------------------------------------------------
 Pacific Sunwear of
 California, Inc. 1                          69,300            1,589,049
--------------------------------------------------------------------------
 RadioShack Corp.                            65,200            2,124,216
--------------------------------------------------------------------------
 Rent-A-Center, Inc. 1                       30,300              944,451
--------------------------------------------------------------------------
 Rent-Way, Inc. 1                            28,400              252,760
--------------------------------------------------------------------------
 Restoration
 Hardware, Inc. 1                            51,600              200,724
--------------------------------------------------------------------------
 Rex Stores Corp. 1                          16,300              211,085
--------------------------------------------------------------------------
 Select Comfort Corp. 1                      21,200              493,536
--------------------------------------------------------------------------
 Sharper Image Corp. 1                       77,100            2,787,936
--------------------------------------------------------------------------
 Shoe Carnival, Inc. 1                       13,800              224,112
--------------------------------------------------------------------------
 Sports Authority, Inc.
 (The) 1                                     12,200              515,450
--------------------------------------------------------------------------
 Staples, Inc. 1                            126,200            3,358,182
--------------------------------------------------------------------------
 Syms Corp. 1                                 2,100               14,700
--------------------------------------------------------------------------
 Talbots, Inc. (The)                         20,700              672,750
--------------------------------------------------------------------------
 TBC Corp. 1                                 30,800              831,600
--------------------------------------------------------------------------
 TJX Cos., Inc. (The)                        90,100            2,071,399
--------------------------------------------------------------------------
 Tractor Supply Co. 1                         1,300               55,055
--------------------------------------------------------------------------
 Trans World
 Entertainment Corp. 1                       19,700              147,356
--------------------------------------------------------------------------
 Tuesday Morning
 Corp. 1                                     35,000            1,106,350
--------------------------------------------------------------------------
 Tweeter Home
 Entertainment Group,
 Inc. 1                                      32,300              337,212
--------------------------------------------------------------------------
 United Auto Group,
 Inc.                                        27,500              779,350
--------------------------------------------------------------------------
 Whitehall Jewellers,
 Inc. 1                                      12,500              115,500
--------------------------------------------------------------------------
 Wilsons The Leather
 Experts, Inc. 1                             27,000               83,160
--------------------------------------------------------------------------
 Zale Corp. 1                                37,200            2,010,660
                                                           ---------------
                                                              63,099,694


                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 TEXTILES, APPAREL & LUXURY GOODS--1.1%
 Ashworth, Inc. 1                             4,800        $      40,752
--------------------------------------------------------------------------
 Brown Shoe Co., Inc.                        35,200            1,302,048
--------------------------------------------------------------------------
 Cherokee, Inc.                              10,200              206,040
--------------------------------------------------------------------------
 Columbia
 Sportswear Co. 1                             1,700               90,321
--------------------------------------------------------------------------
 Culp, Inc. 1                                22,000              254,320
--------------------------------------------------------------------------
 DHB Industries, Inc. 1                     102,400              675,840
--------------------------------------------------------------------------
 Escalade, Inc. 1                             1,800               66,582
--------------------------------------------------------------------------
 Hampshire
 Group Ltd. 1                                41,800            1,281,170
--------------------------------------------------------------------------
 K-Swiss, Inc., Cl. A                       103,600            2,755,760
--------------------------------------------------------------------------
 Kenneth Cole
 Productions, Inc., Cl. A                    22,100              739,245
--------------------------------------------------------------------------
 Nike, Inc., Cl. B                           23,300            1,623,078
--------------------------------------------------------------------------
 OshKosh B'Gosh,
 Inc., Cl. A                                 34,200              735,300
--------------------------------------------------------------------------
 Perry Ellis
 International, Inc. 1                        8,400              185,976
--------------------------------------------------------------------------
 Quaker Fabric Corp.                          2,000               21,580
--------------------------------------------------------------------------
 Steven Madden Ltd. 1                        54,300            1,009,437
--------------------------------------------------------------------------
 Stride Rite Corp.                           55,700              611,586
--------------------------------------------------------------------------
 Timberland Co., Cl. A 1                     36,100            1,798,502
--------------------------------------------------------------------------
 Tommy Hilfiger Corp. 1                     136,500            1,863,225
--------------------------------------------------------------------------
 Unifi, Inc. 1                               59,300              295,314
--------------------------------------------------------------------------
 Vans, Inc. 1                                45,500              568,750
--------------------------------------------------------------------------
 Warnaco Group,
 Inc. (The) 1                                35,100              580,905
--------------------------------------------------------------------------
 Weyco Group, Inc.                            1,900               59,280
--------------------------------------------------------------------------
 Wolverine World
 Wide, Inc.                                  54,000            1,124,280
                                                           ---------------
                                                              17,889,291

--------------------------------------------------------------------------
 CONSUMER STAPLES--4.4%
--------------------------------------------------------------------------
 BEVERAGES--0.8%
 Coca-Cola Bottling
 Co. Consolidated                               200               10,152
--------------------------------------------------------------------------
 Coca-Cola Co. (The)                         86,400            4,254,336
--------------------------------------------------------------------------
 National Beverage
 Corp. 1                                      3,800               62,738
--------------------------------------------------------------------------
 Pepsi Bottling Group,
 Inc. (The)                                  45,400            1,203,554



14 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 BEVERAGES Continued
 PepsiAmericas, Inc. 1                       20,800        $     357,344
--------------------------------------------------------------------------
 PepsiCo, Inc.                              155,300            7,339,478
                                                           ---------------
                                                              13,227,602

--------------------------------------------------------------------------
 FOOD & STAPLES RETAILING--1.2%
 7-Eleven, Inc. 1                            10,100              167,963
--------------------------------------------------------------------------
 Arden Group, Inc.,
 Cl. A                                        4,098              305,301
--------------------------------------------------------------------------
 Casey's General
 Stores, Inc.                                 4,500               74,925
--------------------------------------------------------------------------
 Chronimed, Inc. 1                           50,100              452,904
--------------------------------------------------------------------------
 Ingles Markets, Inc.,
 Cl. A                                        6,500               68,250
--------------------------------------------------------------------------
 Pantry, Inc. (The) 1                        20,900              408,177
--------------------------------------------------------------------------
 Pathmark Stores, Inc. 1                     19,300              153,049
--------------------------------------------------------------------------
 Ruddick Corp.                               64,200            1,213,380
--------------------------------------------------------------------------
 Smart & Final, Inc. 1                       40,700              495,726
--------------------------------------------------------------------------
 SUPERVALU, Inc.                             39,700            1,147,330
--------------------------------------------------------------------------
 Sysco Corp.                                  7,200              273,096
--------------------------------------------------------------------------
 Wal-Mart Stores, Inc.                      225,600           12,148,560
--------------------------------------------------------------------------
 Weis Markets, Inc.                          40,000            1,382,000
--------------------------------------------------------------------------
 Winn-Dixie Stores, Inc.                    144,500              947,920
                                                           ---------------
                                                              19,238,581

--------------------------------------------------------------------------
 FOOD PRODUCTS--0.9%
 Alico, Inc.                                  1,200               45,276
--------------------------------------------------------------------------
 Central Garden
 & Pet Co. 1                                  6,600              223,542
--------------------------------------------------------------------------
 Chiquita Brands
 International, Inc. 1                       65,400            1,556,520
--------------------------------------------------------------------------
 Del Monte Foods Co. 1                       26,900              289,444
--------------------------------------------------------------------------
 Flowers Foods, Inc.                         41,050              991,358
--------------------------------------------------------------------------
 Fresh Del Monte
 Produce, Inc.                               13,900              361,400
--------------------------------------------------------------------------
 Heinz (H.J.) Co.                            22,500              796,050
--------------------------------------------------------------------------
 J&J Snack Foods Corp. 1                     25,100            1,060,977
--------------------------------------------------------------------------
 Kraft Foods, Inc., Cl. A                   100,200            3,227,442
--------------------------------------------------------------------------
 M&F Worldwide
 Corp. 1                                    104,700            1,494,069
--------------------------------------------------------------------------
 Maui Land &
 Pineapple Co. 1                              1,000               36,760

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 FOOD PRODUCTS Continued
 Omega Protein Corp. 1                      148,000        $   1,172,160
--------------------------------------------------------------------------
 Peet's Coffee & Tea,
 Inc. 1                                      23,500              412,425
--------------------------------------------------------------------------
 Pilgrim's Pride Corp.,
 Cl. B                                       14,000              278,880
--------------------------------------------------------------------------
 Sanderson Farms, Inc.                       39,500            1,941,030
--------------------------------------------------------------------------
 Sanfilippo (John B.)
 & Son, Inc. 1                                  300               11,040
--------------------------------------------------------------------------
 Seaboard Corp.                               1,800              549,000
--------------------------------------------------------------------------
 Zapata Corp. 1                                 500               27,250
                                                           ---------------
                                                              14,474,623

--------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--0.8%
 Chattem, Inc. 1                             69,600            1,401,048
--------------------------------------------------------------------------
 Energizer Holdings,
 Inc. 1                                      24,000              995,760
--------------------------------------------------------------------------
 Procter & Gamble
 Corp. (The)                                 74,900            7,570,892
--------------------------------------------------------------------------
 Rayovac Corp. 1                             70,200            1,684,800
--------------------------------------------------------------------------
 WD-40 Co.                                   46,600            1,421,300
                                                           ---------------
                                                              13,073,800

--------------------------------------------------------------------------
 PERSONAL PRODUCTS--0.1%
 Del Laboratories, Inc.                      12,159              364,892
--------------------------------------------------------------------------
 First Years, Inc. (The)                     12,600              202,482
--------------------------------------------------------------------------
 Nature's Sunshine
 Products, Inc.                               4,900               40,670
--------------------------------------------------------------------------
 USANA Health
 Sciences, Inc. 1                            22,000              751,960
                                                           ---------------
                                                               1,360,004

--------------------------------------------------------------------------
 TOBACCO--0.6%
 Altria Group, Inc.                         110,900            6,164,931
--------------------------------------------------------------------------
 R.J. Reynolds Tobacco
 Holdings, Inc.                              54,900            3,242,394
--------------------------------------------------------------------------
 Standard Commercial
 Corp.                                       32,600              702,530
--------------------------------------------------------------------------
 Star Scientific, Inc. 1                     11,700               24,921
--------------------------------------------------------------------------
 Vector Group Ltd.                            4,100               70,110
                                                           ---------------
                                                              10,204,886




15 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 ENERGY--5.8%
--------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--0.5%
 Carbo Ceramics, Inc.                         2,400        $     129,480
--------------------------------------------------------------------------
 Ensign Resource
 Service Group, Inc.                         95,000            1,618,085
--------------------------------------------------------------------------
 Gulf Island
 Fabrication, Inc. 1                         27,000              440,370
--------------------------------------------------------------------------
 Gulfmark Offshore,
 Inc. 1                                       5,900               84,960
--------------------------------------------------------------------------
 Matrix Service Co. 1                        37,700              460,317
--------------------------------------------------------------------------
 Oil States
 International, Inc. 1                      175,000            2,672,250
--------------------------------------------------------------------------
 RPC, Inc.                                      900               10,269
--------------------------------------------------------------------------
 Seabulk International,
 Inc. 1                                       4,100               47,970
--------------------------------------------------------------------------
 Trican Well
 Service Ltd. 1                             130,000            2,720,385
                                                           ---------------
                                                               8,184,086

--------------------------------------------------------------------------
 OIL & GAS--5.3%
 Amerada Hess Corp.                             800               45,112
--------------------------------------------------------------------------
 Apache Corp.                                50,400            1,939,392
--------------------------------------------------------------------------
 Atlas Energy Ltd. 1                         80,000              251,353
--------------------------------------------------------------------------
 BlackRock Ventures,
 Inc. 1                                     550,000            1,769,393
--------------------------------------------------------------------------
 Brown (Tom), Inc. 1                            700               21,770
--------------------------------------------------------------------------
 Burlington Resources,
 Inc.                                        54,900            3,005,226
--------------------------------------------------------------------------
 Callon Petroleum Co. 1                      25,900              242,165
--------------------------------------------------------------------------
 Canadian Superior
 Energy, Inc. 1                             997,000            2,720,317
--------------------------------------------------------------------------
 ChevronTexaco Corp.                         36,600            3,160,410
--------------------------------------------------------------------------
 Cimarex Energy Co. 1                        40,393            1,065,567
--------------------------------------------------------------------------
 Clear Energy, Inc. 1                       264,466              709,669
--------------------------------------------------------------------------
 Compton Petroleum
 Corp. 1                                    175,300              884,142
--------------------------------------------------------------------------
 Comstock Resources,
 Inc. 1                                      79,400            1,387,912
--------------------------------------------------------------------------
 ConocoPhillips                              50,400            3,320,352
--------------------------------------------------------------------------
 Crew Energy, Inc. 1                         80,000              275,406

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 OIL & GAS Continued
 Cross Timbers Royalty
 Trust                                          202        $       5,272
--------------------------------------------------------------------------
 Dominion Resources
 Black Warrior Trust                          1,000               27,750
--------------------------------------------------------------------------
 Duvernay 1                                  64,500              509,057
--------------------------------------------------------------------------
 Encore Acquisition Co. 1                     1,700               43,214
--------------------------------------------------------------------------
 Energy Partners Ltd. 1                      50,800              696,468
--------------------------------------------------------------------------
 EOG Resources, Inc.                         26,300            1,191,390
--------------------------------------------------------------------------
 Esprit Exploration Ltd. 1,2                361,200              733,043
--------------------------------------------------------------------------
 Esprit Exploration Ltd. 1                  213,800              433,900
--------------------------------------------------------------------------
 Exxon Mobil Corp.                          444,100           18,114,839
--------------------------------------------------------------------------
 Frontier Oil Corp. 1                       105,400            1,875,066
--------------------------------------------------------------------------
 Holly Corp.                                 70,000            1,953,000
--------------------------------------------------------------------------
 Houston
 Exploration Co. 1                           13,200              477,180
--------------------------------------------------------------------------
 Impact Energy, Inc. 1                      935,900              984,862
--------------------------------------------------------------------------
 Kaneb Services LLC                           8,200              264,696
--------------------------------------------------------------------------
 Ketch Resources Ltd. 1                     100,000              729,104
--------------------------------------------------------------------------
 Magnum Hunter
 Resources, Inc. 1                           12,200              106,628
--------------------------------------------------------------------------
 Maritrans, Inc.                             43,000              801,950
--------------------------------------------------------------------------
 McMoRan
 Exploration Co. 1                           15,500              263,190
--------------------------------------------------------------------------
 Meridian Resource
 Corp. (The) 1                              115,900              652,517
--------------------------------------------------------------------------
 Newfield
 Exploration Co. 1                           45,500            2,147,145
--------------------------------------------------------------------------
 Noble Energy, Inc.                          35,000            1,547,000
--------------------------------------------------------------------------
 Nuevo Energy Co. 1                          16,700              441,715
--------------------------------------------------------------------------
 Occidental
 Petroleum Corp.                             50,600            2,228,930
--------------------------------------------------------------------------
 OMI Corp. 1                                340,600            3,382,158
--------------------------------------------------------------------------
 Overseas Shipholding
 Group, Inc.                                 25,000              880,500
--------------------------------------------------------------------------
 Paramount
 Resources Ltd. 1                           160,000            1,291,642
--------------------------------------------------------------------------
 Patina Oil & Gas Corp.                       7,875              345,319
--------------------------------------------------------------------------
 Penn Virginia Corp.                         35,900            1,982,039
--------------------------------------------------------------------------
 Petroleum
 Development Corp. 1                          4,400               94,116




16 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 OIL & GAS Continued
 Pogo Producing Co.                          40,600        $   1,619,940
--------------------------------------------------------------------------
 Progress Energy Ltd. 1                     171,200            1,672,880
--------------------------------------------------------------------------
 Range Resources Corp.                        4,300               44,290
--------------------------------------------------------------------------
 Real Resources, Inc. 1                     109,600              469,573
--------------------------------------------------------------------------
 Remington Oil &
 Gas Corp. 1                                 50,000              943,000
--------------------------------------------------------------------------
 Resource America,
 Inc., Cl. A                                  7,400              114,922
--------------------------------------------------------------------------
 Rio Alto Resources
 International, Inc. 1                      331,300              263,964
--------------------------------------------------------------------------
 Southwestern
 Energy Co. 1                                33,300              687,645
--------------------------------------------------------------------------
 StarPoint Energy Ltd. 1                     89,512              282,584
--------------------------------------------------------------------------
 Stelmar Shipping Ltd.                       18,000              467,820
--------------------------------------------------------------------------
 Stone Energy Corp. 1                        30,200            1,272,024
--------------------------------------------------------------------------
 Sunoco, Inc.                                37,700            2,090,465
--------------------------------------------------------------------------
 Tesoro Petroleum
 Corp. 1                                    126,000            1,915,200
--------------------------------------------------------------------------
 TransMontaigne, Inc. 1                       1,500               10,080
--------------------------------------------------------------------------
 Tusk Energy, Inc. 1                        163,300              500,800
--------------------------------------------------------------------------
 Upton Resources, Inc. 1                    280,000              966,025
--------------------------------------------------------------------------
 Valero Energy Corp.                         13,200              698,544
--------------------------------------------------------------------------
 Western Gas
 Resources, Inc.                             52,200            2,422,080
--------------------------------------------------------------------------
 Whiting Petroleum
 Corp. 1                                     26,900              517,556
--------------------------------------------------------------------------
 Williams (Clayton)
 Energy, Inc. 1                               2,800               86,100
--------------------------------------------------------------------------
 World Fuel Services
 Corp                                        59,600            2,032,360
--------------------------------------------------------------------------
 XTO Energy, Inc.                            87,366            2,291,610
                                                           ---------------
                                                              86,371,338

--------------------------------------------------------------------------
 FINANCIALS--18.7%
--------------------------------------------------------------------------
 CAPITAL MARKETS--0.4%
 Mellon Financial Corp.                     108,300            3,542,493
--------------------------------------------------------------------------
 National Financial
 Partners Corp.                              30,300            1,005,657
--------------------------------------------------------------------------
 Northern Trust Corp.                        34,400            1,634,000
--------------------------------------------------------------------------
 SWS Group, Inc.                             18,600              321,036
                                                           ---------------
                                                               6,503,186


                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 COMMERCIAL BANKS--7.4%
 Alliance Financial Corp.                     1,500        $      50,250
--------------------------------------------------------------------------
 AmericanWest
 Bancorporation 1                            15,200              349,296
--------------------------------------------------------------------------
 Anchor BanCorp
 Wisconsin, Inc.                             38,700            1,021,680
--------------------------------------------------------------------------
 Arrow Financial Corp.                        9,877              277,544
--------------------------------------------------------------------------
 Banc Corp. (The) 1                           1,400               11,200
--------------------------------------------------------------------------
 Bank of America Corp.                       86,000            7,005,560
--------------------------------------------------------------------------
 Bank of the
 Ozarks, Inc.                                 4,000               90,600
--------------------------------------------------------------------------
 Banknorth Group, Inc.                       74,967            2,413,937
--------------------------------------------------------------------------
 BankUnited Financial
 Corp., Cl. A 1                              14,000              386,540
--------------------------------------------------------------------------
 Banner Corp.                                 2,200               56,980
--------------------------------------------------------------------------
 Bay View Capital Corp.                      35,600               82,948
--------------------------------------------------------------------------
 Berkshire Hills
 Bancorp, Inc.                               10,700              404,460
--------------------------------------------------------------------------
 BFC Financial Corp.
 Cl. A 1                                      2,000               30,500
--------------------------------------------------------------------------
 BOK Financial Corp. 1                        3,600              141,732
--------------------------------------------------------------------------
 Bryn Mawr Bank Corp.                           600               13,410
--------------------------------------------------------------------------
 C&F Financial Corp.                          1,300               54,860
--------------------------------------------------------------------------
 Camco Financial Corp.                       13,200              227,304
--------------------------------------------------------------------------
 Camden National
 Corp.                                        4,200              132,090
--------------------------------------------------------------------------
 Capital City Bank
 Group, Inc.                                  5,675              242,663
--------------------------------------------------------------------------
 Capital Corp. of
 the West 1                                     400               15,640
--------------------------------------------------------------------------
 Capital Crossing Bank 1                      3,100              179,800
--------------------------------------------------------------------------
 Cascade Bancorp                              5,500              120,890
--------------------------------------------------------------------------
 Cavalry Bancorp, Inc.                        1,500               25,575
--------------------------------------------------------------------------
 CB Bancshares, Inc.                          8,550              548,654
--------------------------------------------------------------------------
 Center Financial Corp.                         400               10,688
--------------------------------------------------------------------------
 CFS Bancorp, Inc.                              400                6,004
--------------------------------------------------------------------------
 Charter Financial Corp.                        200                7,992
--------------------------------------------------------------------------
 Charter One
 Financial, Inc.                             85,800            3,106,818
--------------------------------------------------------------------------
 Chemical Financial
 Corp.                                          400               13,852


17 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 COMMERCIAL BANKS Continued
 Chester Valley
 Bancorp, Inc.                                  470        $      10,284
--------------------------------------------------------------------------
 Citizens First
 Bancorp, Inc.                               12,500              288,375
--------------------------------------------------------------------------
 City Holding Co.                            23,100              800,646
--------------------------------------------------------------------------
 City National Corp.                         13,400              810,968
--------------------------------------------------------------------------
 CNB Financial Corp.                          1,000               41,820
--------------------------------------------------------------------------
 CNB Florida
 Bancshares, Inc.                             4,800              118,560
--------------------------------------------------------------------------
 Coastal Financial Corp.                      4,957               84,120
--------------------------------------------------------------------------
 Columbia Bancorp,
 Eastern US                                   3,300               99,759
--------------------------------------------------------------------------
 Columbia Banking
 System, Inc.                                33,400              731,794
--------------------------------------------------------------------------
 Comerica, Inc.                              25,500            1,456,305
--------------------------------------------------------------------------
 Commercial
 Bankshares, Inc.                                25                  695
--------------------------------------------------------------------------
 Community Bank
 of Northern Virginia                         1,800               32,058
--------------------------------------------------------------------------
 Community Bank
 System, Inc.                                22,800            1,086,420
--------------------------------------------------------------------------
 Community Banks, Inc.                          200                6,650
--------------------------------------------------------------------------
 Community First
 Bankshares, Inc.                            51,800            1,437,968
--------------------------------------------------------------------------
 Community Trust
 Bancorp, Inc.                                5,320              160,238
--------------------------------------------------------------------------
 Compass Bancshares,
 Inc.                                        14,000              551,880
--------------------------------------------------------------------------
 Connecticut
 Bancshares, Inc.                             6,900              357,144
--------------------------------------------------------------------------
 Dime Community
 Bancshares, Inc.                            66,400            2,021,880
--------------------------------------------------------------------------
 East West Bancorp, Inc.                     26,400            1,380,720
--------------------------------------------------------------------------
 ESB Financial Corp.                          1,600               24,256
--------------------------------------------------------------------------
 EverTrust Financial
 Group, Inc.                                  4,100               82,041
--------------------------------------------------------------------------
 Exchange National
 Bancshares, Inc.                             1,800               63,000
--------------------------------------------------------------------------
 Fidelity Bankshares, Inc.                   17,349              624,217
--------------------------------------------------------------------------
 First BanCorp,
 Puerto Rico                                 33,000            1,335,180

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 COMMERCIAL BANKS Continued
 First Citizens Banc
 Corp                                         1,800        $      50,310
--------------------------------------------------------------------------
 First Citizens
 BancShares, Inc., Cl. A                      1,600              188,832
--------------------------------------------------------------------------
 First Community
 Bancshares, Inc.                            15,960              524,286
--------------------------------------------------------------------------
 First Defiance
 Financial Corp.                              3,400               93,024
--------------------------------------------------------------------------
 First Essex Bancorp, Inc.                    2,000              115,540
--------------------------------------------------------------------------
 First Federal Capital
 Corp.                                       23,600              502,916
--------------------------------------------------------------------------
 First Federal Financial
 Corp. of Kentucky                            1,420               37,630
--------------------------------------------------------------------------
 First Financial
 Bankshares, Inc.                               400               16,057
--------------------------------------------------------------------------
 First Financial Corp.                        1,100               32,395
--------------------------------------------------------------------------
 First Financial
 Holdings, Inc.                              26,400              788,832
--------------------------------------------------------------------------
 First M&F Corp.                              2,000               72,100
--------------------------------------------------------------------------
 First Merchants Corp.                        7,625              190,625
--------------------------------------------------------------------------
 First Midwest
 Bancorp, Inc.                                3,425              113,196
--------------------------------------------------------------------------
 First National Corp.                         1,600               50,800
--------------------------------------------------------------------------
 First Niagara
 Financial Group, Inc.                        4,586               67,552
--------------------------------------------------------------------------
 First Oak Brook
 Bancshares, Inc.                             4,100              133,250
--------------------------------------------------------------------------
 First of Long Island
 Corp. (The)                                  1,200               59,700
--------------------------------------------------------------------------
 First Place Financial
 Corp.                                        7,200              131,544
--------------------------------------------------------------------------
 First Republic Bank                         70,000            2,681,000
--------------------------------------------------------------------------
 First SecurityFed
 Financial, Inc.                                900               31,230
--------------------------------------------------------------------------
 First Sentinel
 Bancorp, Inc.                               12,700              270,002
--------------------------------------------------------------------------
 First South
 Bancorp, Inc.                                1,800               62,118
--------------------------------------------------------------------------
 First United Corp.                             700               17,927
--------------------------------------------------------------------------
 Firstbank Corp.                              3,850              117,810
--------------------------------------------------------------------------
 FirstFed America
 Bancorp, Inc.                               23,400              648,180



18 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 COMMERCIAL BANKS Continued
 FirstFed Financial
 Corp. 1                                     13,200        $     564,432
--------------------------------------------------------------------------
 Flagstar Bancorp, Inc.                     113,700            2,635,566
--------------------------------------------------------------------------
 FleetBoston Financial
 Corp.                                      121,500            5,416,470
--------------------------------------------------------------------------
 Flushing Financial
 Corp.                                       57,550            1,065,826
--------------------------------------------------------------------------
 FNB Corp., North
 Carolina                                     2,800               62,300
--------------------------------------------------------------------------
 Foothill Independent
 Bancorp                                      4,251               97,773
--------------------------------------------------------------------------
 Franklin Financial
 Corp.                                          500               15,200
--------------------------------------------------------------------------
 Frontier Financial
 Corp.                                        2,400               81,432
--------------------------------------------------------------------------
 GB&T Bancshares, Inc.                        1,800               42,480
--------------------------------------------------------------------------
 German American
 Bancorp                                      1,810               32,182
--------------------------------------------------------------------------
 Glacier Bancorp, Inc.                        9,030              278,124
--------------------------------------------------------------------------
 Golden West
 Financial Corp.                             15,000            1,555,950
--------------------------------------------------------------------------
 Great Southern
 Bancorp, Inc.                                1,300               60,775
--------------------------------------------------------------------------
 Greenpoint Financial
 Corp.                                       65,300            2,584,574
--------------------------------------------------------------------------
 Hanmi Financial Corp.                       23,700              493,197
--------------------------------------------------------------------------
 Harbor Florida
 Bancshares, Inc.                            62,800            1,805,500
--------------------------------------------------------------------------
 Harleysville National
 Corp.                                        3,300              100,188
--------------------------------------------------------------------------
 Hawthorne Financial
 Corp. 1                                     30,400            1,067,952
--------------------------------------------------------------------------
 Heritage Commerce
 Corp. 1                                        400                5,124
--------------------------------------------------------------------------
 Heritage Financial
 Corp.                                        2,500               54,975
--------------------------------------------------------------------------
 Home Federal Bancorp                        20,700              561,177
--------------------------------------------------------------------------
 Horizon Financial Corp.                      3,100               58,869
--------------------------------------------------------------------------
 Hudson River
 Bancorp, Inc.                                  600               12,444
--------------------------------------------------------------------------
 Hudson United
 Bancorp                                     34,900            1,324,106

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 COMMERCIAL BANKS Continued
 Humboldt Bancorp                               200        $       3,458
--------------------------------------------------------------------------
 Huntington
 Bancshares, Inc.                           103,400            2,308,922
--------------------------------------------------------------------------
 IBERIABANK Corp.                            25,300            1,531,662
--------------------------------------------------------------------------
 IBT Bancorp, Inc.                            2,500              147,250
--------------------------------------------------------------------------
 Independence
 Community Bank
 Corp.                                       51,100            1,975,015
--------------------------------------------------------------------------
 Independent Bank
 Corp., Michigan                             22,003              607,943
--------------------------------------------------------------------------
 Indymac Mortgage
 Holdings, Inc.                              40,200            1,251,828
--------------------------------------------------------------------------
 International
 Bancshares Corp.                             9,275              463,657
--------------------------------------------------------------------------
 Irwin Financial Corp.                       22,200              738,150
--------------------------------------------------------------------------
 ITLA Capital Corp. 1                        13,500              656,235
--------------------------------------------------------------------------
 Lakeland Financial
 Corp.                                          200                7,016
--------------------------------------------------------------------------
 LNB Bancorp, Inc.                            6,900              143,175
--------------------------------------------------------------------------
 Local Financial Corp. 1                     22,400              484,736
--------------------------------------------------------------------------
 M&T Bank Corp.                               3,000              269,910
--------------------------------------------------------------------------
 Macatawa Bank Corp.                          3,010               83,919
--------------------------------------------------------------------------
 MAF Bancorp, Inc.                           58,218            2,506,285
--------------------------------------------------------------------------
 MainSource
 Financial Group, Inc.                        3,025               97,012
--------------------------------------------------------------------------
 Massbank Corp.                               1,200               47,460
--------------------------------------------------------------------------
 MB Financial, Inc.                           1,950               72,384
--------------------------------------------------------------------------
 Middleburg Financial
 Corp.                                          200                7,398
--------------------------------------------------------------------------
 MutualFirst
 Financial, Inc.                              4,100              103,074
--------------------------------------------------------------------------
 Nara Bancorp, Inc.                          34,300            1,009,106
--------------------------------------------------------------------------
 NASB Financial, Inc.                         9,300              394,320
--------------------------------------------------------------------------
 National Bankshares,
 Inc.                                         7,900              413,170
--------------------------------------------------------------------------
 National City Corp.                         81,400            2,809,928
--------------------------------------------------------------------------
 NBT Bancorp, Inc.                           14,800              323,676
--------------------------------------------------------------------------
 Net.B@nk, Inc.                              59,900              682,860
--------------------------------------------------------------------------
 NewMil Bancorp, Inc.                         1,200               34,380
--------------------------------------------------------------------------
 Oak Hill Financial, Inc.                     4,600              152,357



19 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 COMMERCIAL BANKS Continued
 OceanFirst Financial
 Corp.                                       16,900        $     410,670
--------------------------------------------------------------------------
 Old Second Bancorp,
 Inc.                                         2,000              101,200
--------------------------------------------------------------------------
 Oriental Financial
 Group, Inc.                                 37,400              953,700
--------------------------------------------------------------------------
 PAB Bankshares, Inc.                           400                5,932
--------------------------------------------------------------------------
 Pacific Capital Bancorp                     33,866            1,233,738
--------------------------------------------------------------------------
 Parkvale Financial Corp.                     2,900               83,897
--------------------------------------------------------------------------
 Patriot Bank Corp.                           3,000               87,000
--------------------------------------------------------------------------
 Peapack-Gladstone
 Financial Corp.                              2,000               67,300
--------------------------------------------------------------------------
 PennFed Financial
 Services, Inc.                               3,200              109,728
--------------------------------------------------------------------------
 PennRock Financial
 Services Corp.                               5,230              169,238
--------------------------------------------------------------------------
 Penns Woods
 Bancorp, Inc.                                2,000               91,000
--------------------------------------------------------------------------
 PFF Bancorp, Inc.                           20,520              778,734
--------------------------------------------------------------------------
 PNC Financial Services
 Group, Inc.                                 36,300            2,051,313
--------------------------------------------------------------------------
 PrivateBancorp, Inc.                         1,200               58,428
--------------------------------------------------------------------------
 Provident Bancorp, Inc.                        886                9,905
--------------------------------------------------------------------------
 Provident Bankshares
 Corp.                                        7,800              239,772
--------------------------------------------------------------------------
 Provident Financial
 Holdings, Inc.                               2,300               79,465
--------------------------------------------------------------------------
 Quaker City
 Bancorp, Inc.                                2,750              123,778
--------------------------------------------------------------------------
 R&G Financial Corp.,
 Cl. B                                       86,100            2,522,730
--------------------------------------------------------------------------
 Redwood Empire
 Bancorp                                      2,150               59,491
--------------------------------------------------------------------------
 Republic Bancorp, Inc.                      34,408              465,540
--------------------------------------------------------------------------
 Republic Bancorp,
 Inc., Cl. A                                 27,400              549,370
--------------------------------------------------------------------------
 Republic Bancshares,
 Inc. 1                                         900               27,774
--------------------------------------------------------------------------
 Resource Bankshares
 Corp.                                        1,500               46,800
--------------------------------------------------------------------------
 S&T Bancorp, Inc.                           12,700              384,175
--------------------------------------------------------------------------
 S.Y. Bancorp, Inc.                           1,200               25,584

                                                              MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 COMMERCIAL BANKS Continued
 Sandy Spring Bancorp,
 Inc.                                        16,300        $     582,725
--------------------------------------------------------------------------
 Seacoast Banking
 Corp. of Florida                            16,990              312,616
--------------------------------------------------------------------------
 Second Bancorp, Inc.                         2,500               84,350
--------------------------------------------------------------------------
 Shore Bancshares, Inc.                       1,000               38,200
--------------------------------------------------------------------------
 Sierra Bancorp                               2,200               35,200
--------------------------------------------------------------------------
 Silicon Valley
 Bancshares 1                                 9,400              325,052
--------------------------------------------------------------------------
 Simmons First
 National Corp.                               3,200               86,880
--------------------------------------------------------------------------
 Sky Financial
 Group, Inc.                                 45,500            1,236,235
--------------------------------------------------------------------------
 Sound Federal
 Bancorp, Inc.                               12,700              191,770
--------------------------------------------------------------------------
 Southern Financial
 Bancorp, Inc.                               19,281              860,897
--------------------------------------------------------------------------
 Southwest Bancorp,
 Inc.                                        35,500              606,695
--------------------------------------------------------------------------
 State Bancorp, Inc.                          3,300               81,378
--------------------------------------------------------------------------
 State Financial
 Services Corp.                               7,700              209,055
--------------------------------------------------------------------------
 Staten Island
 Bancorp, Inc.                               35,300              830,256
--------------------------------------------------------------------------
 Sterling Bancorp                            44,025            1,333,958
--------------------------------------------------------------------------
 Sterling Financial Corp. 1                  61,001            2,314,378
--------------------------------------------------------------------------
 Sterling Financial
 Corp., Eastern US                            2,200               63,800
--------------------------------------------------------------------------
 Sun Bancorp, Inc. 1                         28,245              726,461
--------------------------------------------------------------------------
 Texas Capital
 Bancshares, Inc. 1                           8,500              130,900
--------------------------------------------------------------------------
 U.S. Bancorp                               141,600            4,003,032
--------------------------------------------------------------------------
 Union Bankshares
 Corp.                                        5,100              174,624
--------------------------------------------------------------------------
 Union Bankshares, Inc.                         800               20,960
--------------------------------------------------------------------------
 UnionBanCal Corp.                           45,700            2,426,213
--------------------------------------------------------------------------
 United Bankshares, Inc.                      2,400               72,288
--------------------------------------------------------------------------
 United Community
 Financial Corp.                              4,200               51,030
--------------------------------------------------------------------------
 United Security
 Bancshares, Inc.,
 Southern US                                  1,900               54,834





20 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 COMMERCIAL BANKS Continued
 United Security
 Bancshares, Inc.,
 Western US                                     600        $      16,680
--------------------------------------------------------------------------
 Univest Corp. of
 Pennsylvania                                 1,800               94,950
--------------------------------------------------------------------------
 Virginia Commerce
 Bancorp, Inc. 1                              5,000              150,700
--------------------------------------------------------------------------
 Wachovia Corp.                              54,600            2,524,704
--------------------------------------------------------------------------
 Washington Mutual,
 Inc.                                         2,000               88,600
--------------------------------------------------------------------------
 Washington Trust
 Bancorp, Inc.                                2,200               57,640
--------------------------------------------------------------------------
 Waypoint Financial
 Corp.                                       19,665              455,835
--------------------------------------------------------------------------
 Webster Financial
 Corp.                                       18,500              931,475
--------------------------------------------------------------------------
 Wells Fargo & Co.                          121,500            6,975,315
--------------------------------------------------------------------------
 Westcorp                                    48,000            1,920,000
--------------------------------------------------------------------------
 Willow Grove
 Bancorp, Inc.                               16,700              304,608
--------------------------------------------------------------------------
 Wilshire State Bank 1                        2,800               54,824
--------------------------------------------------------------------------
 WSFS Financial Corp.                        26,200            1,336,200
--------------------------------------------------------------------------
 Yadkin Valley Bank
 & Trust Co.                                  1,400               24,640
                                                           ---------------
                                                             119,462,423


--------------------------------------------------------------------------
 CONSUMER FINANCE--0.2%

 First Marblehead
 Corp. (The) 1                               97,700            2,990,597
--------------------------------------------------------------------------
 Nelnet, Inc., Cl. A 1                       52,500            1,233,750
--------------------------------------------------------------------------
 Rewards Network, Inc. 1                      5,800               56,782
                                                           ---------------
                                                               4,281,129

--------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--4.3%
 Ace Cash Express, Inc. 1                    15,900              455,217
--------------------------------------------------------------------------
 Affiliated Managers
 Group, Inc. 1                               40,100            3,400,480
--------------------------------------------------------------------------
 American Express Co.                        12,300              637,632
--------------------------------------------------------------------------
 Bear Stearns Cos., Inc.
 (The)                                       38,800            3,195,180
--------------------------------------------------------------------------
 California First
 National Bancorp                             1,000               13,940

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES Continued
 Capital One Financial
 Corp.                                       25,600        $   1,819,648
--------------------------------------------------------------------------
 Cash America
 International, Inc.                        119,100            2,603,526
--------------------------------------------------------------------------
 Chicago Mercantile
 Exchange (The)                              19,200            1,678,464
--------------------------------------------------------------------------
 CIT Group, Inc.                             60,400            2,290,368
--------------------------------------------------------------------------
 Citigroup, Inc.                            297,000           14,695,560
--------------------------------------------------------------------------
 CompuCredit Corp. 1                        123,600            2,852,688
--------------------------------------------------------------------------
 First Albany Cos., Inc.                     32,800              508,400
--------------------------------------------------------------------------
 First Cash Financial
 Services, Inc. 1                            65,000            1,891,500
--------------------------------------------------------------------------
 Franklin Resources, Inc.                    27,400            1,582,898
--------------------------------------------------------------------------
 J.P. Morgan Chase
 & Co.                                      110,500            4,297,345
--------------------------------------------------------------------------
 Knight Trading
 Group, Inc. 1                              114,400            1,578,720
--------------------------------------------------------------------------
 Lehman Brothers
 Holdings, Inc.                              30,300            2,487,630
--------------------------------------------------------------------------
 Marlin Business
 Services, Inc. 1                            67,700            1,259,220
--------------------------------------------------------------------------
 MBNA Corp.                                 117,900            3,178,584
--------------------------------------------------------------------------
 Medallion Financial
 Corp.                                        9,300               83,235
--------------------------------------------------------------------------
 Merrill Lynch
 & Co., Inc.                                 68,400            4,021,236
--------------------------------------------------------------------------
 Metris Cos., Inc. 1                        273,500            1,651,940
--------------------------------------------------------------------------
 Morgan Stanley                             112,900            6,571,909
--------------------------------------------------------------------------
 Newtek Business
 Services, Inc. 1                            27,100              167,478
--------------------------------------------------------------------------
 Piper Jaffray Cos., Inc. 1                  35,404            1,662,218
--------------------------------------------------------------------------
 Principal Financial
 Group, Inc. (The)                           59,100            2,050,770
--------------------------------------------------------------------------
 Sanders Morris
 Harris Group, Inc.                           8,100               95,985
--------------------------------------------------------------------------
 Student Loan Corp.
 (The)                                          600               86,346
--------------------------------------------------------------------------
 United PanAm
 Financial Corp. 1                              900               14,814
--------------------------------------------------------------------------
 WFS Financial, Inc. 1                       16,600              707,658




21 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES Continued
 World Acceptance
 Corp. 1                                     74,900        $   1,653,043
                                                           ---------------
                                                              69,193,632

--------------------------------------------------------------------------
 INSURANCE--4.8%
 ACE Ltd.                                    37,900            1,645,618
--------------------------------------------------------------------------
 AFLAC, Inc.                                  4,600              169,648
--------------------------------------------------------------------------
 Alfa Corp.                                  13,900              187,233
--------------------------------------------------------------------------
 Allmerica Financial
 Corp. 1                                     51,600            1,789,488
--------------------------------------------------------------------------
 Allstate Corp.                              77,400            3,518,604
--------------------------------------------------------------------------
 American
 International
 Group, Inc.                                177,200           12,306,540
--------------------------------------------------------------------------
 American Medical
 Security Group, Inc. 1                      59,150            1,422,558
--------------------------------------------------------------------------
 American Physicians
 Capital, Inc. 1                             10,400              188,656
--------------------------------------------------------------------------
 AmerUs Group Co.                            37,700            1,381,705
--------------------------------------------------------------------------
 Aon Corp.                                  127,200            3,125,304
--------------------------------------------------------------------------
 Arch Capital Group
 Ltd. 1                                      34,900            1,530,714
--------------------------------------------------------------------------
 Argonaut Group, Inc. 1                      35,400              576,666
--------------------------------------------------------------------------
 Aspen Insurance
 Holdings Ltd. 1                             30,900              834,300
--------------------------------------------------------------------------
 Baldwin & Lyons, Inc.,
 Cl. B, Non-Vtg.                              2,425               71,829
--------------------------------------------------------------------------
 Ceres Group, Inc. 1                         21,300              122,262
--------------------------------------------------------------------------
 Citizens, Inc.                              13,119              122,400
--------------------------------------------------------------------------
 Crawford & Co.,
 Cl. A, Non-Vtg.                              7,200               49,680
--------------------------------------------------------------------------
 Delphi Financial
 Group, Inc., Cl. A                          36,900            1,396,296
--------------------------------------------------------------------------
 Direct General Corp.                        13,800              469,752
--------------------------------------------------------------------------
 Donegal Group, Inc.,
 Cl. A                                       36,800              805,920
--------------------------------------------------------------------------
 EMC Insurance
 Group, Inc.                                  2,800               63,252
--------------------------------------------------------------------------
 Enstar Group, Inc.
 (The) 1                                      1,200               54,600
--------------------------------------------------------------------------
 FBL Financial Group,
 Inc., Cl. A                                 15,500              429,815

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 INSURANCE Continued
 Fidelity National
 Financial, Inc.                             78,078        $   3,217,594
--------------------------------------------------------------------------
 Financial Industries
 Corp. 1                                      1,600               22,720
--------------------------------------------------------------------------
 First American Corp.
 (The)                                       42,900            1,289,574
--------------------------------------------------------------------------
 Great American
 Financial Resources, Inc.                    9,100              148,694
--------------------------------------------------------------------------
 Hub International Ltd.                       2,800               48,804
--------------------------------------------------------------------------
 Independence
 Holding Co.                                  1,200               31,849
--------------------------------------------------------------------------
 John Hancock
 Financial Services, Inc.                    79,100            3,281,068
--------------------------------------------------------------------------
 Kansas City Life
 Insurance Co.                                1,700               78,183
--------------------------------------------------------------------------
 LandAmerica
 Financial Group, Inc.                       36,800            2,007,808
--------------------------------------------------------------------------
 Lincoln National Corp.                      52,100            2,300,215
--------------------------------------------------------------------------
 Marsh & McLennan
 Cos., Inc.                                  56,400            2,646,852
--------------------------------------------------------------------------
 MBIA, Inc.                                  32,100            2,022,300
--------------------------------------------------------------------------
 MetLife, Inc.                              100,000            3,355,000
--------------------------------------------------------------------------
 National Western Life
 Insurance Co., Cl. A 1                       2,600              398,918
--------------------------------------------------------------------------
 Nationwide Financial
 Services, Inc., Cl. A                       24,000              860,400
--------------------------------------------------------------------------
 Navigators Group,
 Inc. (The) 1                                 6,400              204,160
--------------------------------------------------------------------------
 Ohio Casualty Corp. 1                       59,500            1,062,075
--------------------------------------------------------------------------
 Old Republic
 International Corp.                         21,000              543,270
--------------------------------------------------------------------------
 Penn-America
 Group, Inc.                                  1,600               23,808
--------------------------------------------------------------------------
 Phoenix Cos., Inc.
 (The) 1                                     97,100            1,233,170
--------------------------------------------------------------------------
 PMA Capital Corp.,
 Cl. A                                       12,100               62,920
--------------------------------------------------------------------------
 Presidential Life Corp.                     14,200              208,882
--------------------------------------------------------------------------
 Progressive Corp.                           32,400            2,677,860
--------------------------------------------------------------------------
 Prudential
 Financial, Inc.                             85,100            3,701,850



22 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 INSURANCE Continued
 Reinsurance Group
 of America, Inc.                            36,900        $   1,461,609
--------------------------------------------------------------------------
 RenaissanceRe
 Holdings Ltd.                               36,400            1,876,784
--------------------------------------------------------------------------
 St. Paul Cos., Inc.                         26,500            1,116,445
--------------------------------------------------------------------------
 StanCorp Financial
 Group, Inc.                                 25,200            1,638,000
--------------------------------------------------------------------------
 State Auto Financial
 Corp.                                        8,800              217,976
--------------------------------------------------------------------------
 Stewart Information
 Services Corp.                              46,900            2,192,575
--------------------------------------------------------------------------
 Travelers Property
 Casualty Corp., Cl. B                       71,600            1,295,960
--------------------------------------------------------------------------
 Universal American
 Financial Corp. 1                           92,400              960,036
--------------------------------------------------------------------------
 UnumProvident Corp.                        103,500            1,617,705
--------------------------------------------------------------------------
 Vesta Insurance
 Group, Inc.                                 10,300               41,921
--------------------------------------------------------------------------
 XL Capital Ltd., Cl. A                      16,300            1,295,850
                                                           ---------------
                                                              77,405,675

--------------------------------------------------------------------------
 REAL ESTATE--0.3%
 American Home
 Mortgage Investment
 Corp.                                       36,900              802,575
--------------------------------------------------------------------------
 Avatar Holdings, Inc. 1                      1,900               74,765
--------------------------------------------------------------------------
 Bluegreen Corp. 1                           73,500              659,295
--------------------------------------------------------------------------
 Capital Trust, Cl. A                         5,300              126,405
--------------------------------------------------------------------------
 Catellus Development
 Corp.                                       63,287            1,655,588
--------------------------------------------------------------------------
 Consolidated-Tomoka
 Land Co.                                     3,000               93,750
--------------------------------------------------------------------------
 Forest City Enterprises,
 Inc., Cl. A                                  1,500               78,000
--------------------------------------------------------------------------
 Orleans
 Homebuilders, Inc. 1                        44,700              961,050
--------------------------------------------------------------------------
 Stratus Properties, Inc.                     7,300               91,615
--------------------------------------------------------------------------
 Tejon Ranch Co. 1                              500               20,050
--------------------------------------------------------------------------
 Trammell Crow Co. 1                         15,800              218,040
                                                           ---------------
                                                               4,781,133


                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 THRIFTS & MORTGAGE FINANCE--1.3%
 Accredited Home
 Lenders Holding Co. 1                          200        $       6,966
--------------------------------------------------------------------------
 CharterMac                                   1,300               28,366
--------------------------------------------------------------------------
 Countrywide
 Financial Corp.                             46,600            3,893,430
--------------------------------------------------------------------------
 Doral Financial Corp.                       64,125            2,082,139
--------------------------------------------------------------------------
 Fannie Mae                                  86,300            6,653,730
--------------------------------------------------------------------------
 Federal Agricultural
 Mortgage Corp.,
 Non-Vtg. 1                                  20,500              579,330
--------------------------------------------------------------------------
 Franklin Bank Corp. 1                       31,300              572,477
--------------------------------------------------------------------------
 Freddie Mac                                 15,000              936,300
--------------------------------------------------------------------------
 Fremont General
 Corp.                                      116,800            2,164,304
--------------------------------------------------------------------------
 MGIC Investment
 Corp.                                       31,600            2,178,504
--------------------------------------------------------------------------
 New Century
 Financial Corp.                             37,400            1,720,774
--------------------------------------------------------------------------
 Ocwen Financial Corp. 1                     20,700              211,347
--------------------------------------------------------------------------
 Partners Trust
 Financial Group, Inc.                          400               14,884
--------------------------------------------------------------------------
 Severn Bancorp, Inc.                         2,200               68,706
                                                           ---------------
                                                              21,111,257

--------------------------------------------------------------------------
 HEALTH CARE--13.0%
--------------------------------------------------------------------------
 BIOTECHNOLOGY--2.1%
 Aclara Biosciences, Inc. 1                   8,900               32,752
--------------------------------------------------------------------------
 Adolor Corp. 1                              63,000              845,460
--------------------------------------------------------------------------
 Alkermes, Inc. 1                            33,500              501,830
--------------------------------------------------------------------------
 Amgen, Inc. 1                               99,300            6,403,857
--------------------------------------------------------------------------
 Aphton Corp. 1                              47,200              371,936
--------------------------------------------------------------------------
 Arena
 Pharmaceuticals, Inc. 1                      2,700               16,119
--------------------------------------------------------------------------
 Array BioPharma, Inc. 1                     40,900              281,392
--------------------------------------------------------------------------
 BioReliance Corp. 1                         31,800            1,526,400
--------------------------------------------------------------------------
 Caliper Life Sciences,
 Inc. 1                                      28,100              255,710
--------------------------------------------------------------------------
 Celsion Corp. 1                            135,300              221,892
--------------------------------------------------------------------------
 Cepheid, Inc. 1                            155,600            1,599,568
--------------------------------------------------------------------------
 Ciphergen
 Biosystems, Inc. 1                         170,300            1,800,071




23 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 BIOTECHNOLOGY Continued
 Cubist
 Pharmaceuticals, Inc. 1                     99,200        $   1,361,024
--------------------------------------------------------------------------
 Curis, Inc. 1                              194,600            1,113,112
--------------------------------------------------------------------------
 Digene Corp. 1                              21,400              893,450
--------------------------------------------------------------------------
 Diversa Corp. 1                             57,100              631,526
--------------------------------------------------------------------------
 Gen-Probe, Inc. 1                           62,600            2,361,272
--------------------------------------------------------------------------
 Genaera Corp. 1                            110,900              533,429
--------------------------------------------------------------------------
 Gene Logic, Inc. 1                          38,900              220,563
--------------------------------------------------------------------------
 Genentech, Inc. 1                            8,500              811,750
--------------------------------------------------------------------------
 Idexx Laboratories,
 Inc. 1                                      24,200            1,186,526
--------------------------------------------------------------------------
 ImmunoGen, Inc. 1                           60,200              400,932
--------------------------------------------------------------------------
 Invitrogen Corp. 1                          42,700            3,287,900
--------------------------------------------------------------------------
 Luminex Corp. 1                             35,700              443,037
--------------------------------------------------------------------------
 Neose Technologies,
 Inc. 1                                      12,300              146,985
--------------------------------------------------------------------------
 Peregrine
 Pharmaceuticals, Inc. 1                    200,000              486,000
--------------------------------------------------------------------------
 Regeneron
 Pharmaceuticals, Inc. 1                     72,000            1,068,480
--------------------------------------------------------------------------
 Savient
 Pharmaceuticals, Inc. 1                     83,600              397,936
--------------------------------------------------------------------------
 Sirna Therapeutics,
 Inc. 1                                       6,100               31,903
--------------------------------------------------------------------------
 Wyeth                                      113,600            4,651,920
                                                           ---------------
                                                              33,884,732

--------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--2.9%
 Abaxis, Inc. 1                              31,800              604,200
--------------------------------------------------------------------------
 Advanced Medical
 Optics, Inc. 1                              65,588            1,501,309
--------------------------------------------------------------------------
 Aksys Ltd. 1                                14,200              133,480
--------------------------------------------------------------------------
 Alaris Medical
 Systems, Inc. 1                            124,700            2,494,000
--------------------------------------------------------------------------
 Arrow International,
 Inc.                                         7,900              212,905
--------------------------------------------------------------------------
 ArthroCare Corp. 1                          34,200              836,874
--------------------------------------------------------------------------
 Bausch & Lomb, Inc.                         53,800            2,891,750
--------------------------------------------------------------------------
 Becton, Dickinson
 & Co.                                       42,100            1,897,026
--------------------------------------------------------------------------
 Bio-Rad Laboratories,
 Inc., Cl. A 1                               26,000            1,405,300

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES Continued
 Boston Scientific Corp. 1                   69,000        $   2,814,510
--------------------------------------------------------------------------
 Candela Corp. 1                              3,600               89,244
--------------------------------------------------------------------------
 Closure Medical Corp. 1                      6,200              224,192
--------------------------------------------------------------------------
 CNS, Inc.                                   43,300              529,559
--------------------------------------------------------------------------
 Cooper Cos., Inc. (The)                     30,100            1,456,840
--------------------------------------------------------------------------
 Cyberonics, Inc. 1                           2,000               60,700
--------------------------------------------------------------------------
 Dade Behring
 Holdings, Inc. 1                             4,600              178,250
--------------------------------------------------------------------------
 Diagnostic Products
 Corp.                                        3,900              188,955
--------------------------------------------------------------------------
 E-Z-EM, Inc.                                 4,400               66,044
--------------------------------------------------------------------------
 EPIX Medical, Inc. 1                       158,100            2,956,470
--------------------------------------------------------------------------
 Exactech, Inc. 1                            25,800              430,860
--------------------------------------------------------------------------
 Haemonetics Corp. 1                         17,300              493,050
--------------------------------------------------------------------------
 HealthTronics
 Surgical Services, Inc. 1                   76,900              483,701
--------------------------------------------------------------------------
 Hillenbrand
 Industries, Inc.                             5,500              343,750
--------------------------------------------------------------------------
 Illumina, Inc. 1                           105,200              920,500
--------------------------------------------------------------------------
 Inamed Corp. 1                              49,850            2,569,269
--------------------------------------------------------------------------
 IVAX Diagnostics, Inc. 1                     4,000               20,760
--------------------------------------------------------------------------
 Kensey Nash Corp. 1                         78,200            2,099,670
--------------------------------------------------------------------------
 Lifeline Systems, Inc. 1                    20,400              393,720
--------------------------------------------------------------------------
 Matthews
 International Corp.,
 Cl. A                                        3,200               96,000
--------------------------------------------------------------------------
 Medtronic, Inc.                             84,900            4,178,778
--------------------------------------------------------------------------
 Meridian
 Bioscience, Inc.                            54,100              624,855
--------------------------------------------------------------------------
 Merit Medical
 Systems, Inc. 1                             38,023              835,784
--------------------------------------------------------------------------
 Microtek Medical
 Holdings, Inc. 1                            79,500              399,011
--------------------------------------------------------------------------
 Mine Safety
 Applicances Co.                              2,400               68,424
--------------------------------------------------------------------------
 Nutraceutical
 International Corp. 1                       41,600              656,906
--------------------------------------------------------------------------
 PolyMedica Corp.                            26,800              710,200
--------------------------------------------------------------------------
 Possis Medical, Inc. 1                      14,600              342,078
--------------------------------------------------------------------------
 Quidel Corp. 1                              19,800              243,342


24 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES Continued
 Regeneration
 Technologies, Inc. 1                        39,700        $     397,000
--------------------------------------------------------------------------
 Respironics, Inc. 1                         15,700              773,068
--------------------------------------------------------------------------
 Sola International, Inc. 1                  93,100            1,973,720
--------------------------------------------------------------------------
 Stryker Corp.                               32,800            2,910,672
--------------------------------------------------------------------------
 Sybron Dental
 Specialties, Inc. 1                         65,100            1,829,310
--------------------------------------------------------------------------
 Synovis Life
 Technologies, Inc. 1                        38,500              623,315
--------------------------------------------------------------------------
 Theragenics Corp. 1                         25,900              157,731
--------------------------------------------------------------------------
 Ventana Medical
 Systems, Inc. 1                              2,900              128,006
--------------------------------------------------------------------------
 Vital Images, Inc. 1                        61,100              794,300
--------------------------------------------------------------------------
 West Pharmaceutical
 Services, Inc.                               1,400               49,840
--------------------------------------------------------------------------
 Young Innovations,
 Inc.                                        40,800            1,446,360
                                                           ---------------
                                                              47,535,588

--------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--4.3%
 Advisory Board Co.
 (The) 1                                     47,100            1,845,378
--------------------------------------------------------------------------
 Aetna, Inc.                                 46,300            3,241,000
--------------------------------------------------------------------------
 AMERIGROUP Corp. 1                          38,800            1,583,040
--------------------------------------------------------------------------
 Andrx Corp. 1                              109,100            2,730,773
--------------------------------------------------------------------------
 Apria Healthcare
 Group, Inc. 1                               74,800            2,277,660
--------------------------------------------------------------------------
 Bio-Reference
 Laboratories, Inc. 1                       137,600            2,797,408
--------------------------------------------------------------------------
 Cantel Medical Corp. 1                       5,500               84,425
--------------------------------------------------------------------------
 Centene Corp. 1                              6,350              201,994
--------------------------------------------------------------------------
 Computer Programs
 & Systems, Inc.                              1,300               27,833
--------------------------------------------------------------------------
 CorVel Corp. 1                              28,400            1,084,028
--------------------------------------------------------------------------
 Covance, Inc. 1                              2,100               60,123
--------------------------------------------------------------------------
 Coventry Health
 Care, Inc. 1                                45,800            3,036,540
--------------------------------------------------------------------------
 Curative Health
 Services, Inc. 1                             6,100               81,984
--------------------------------------------------------------------------
 DaVita, Inc. 1                              70,000            2,808,400
--------------------------------------------------------------------------
 Dendrite
 International, Inc. 1                      111,400            1,892,686


                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES Continued
 Eclipsys Corp. 1                            96,600        $   1,378,482
--------------------------------------------------------------------------
 First Health Group
 Corp. 1                                     48,500              961,270
--------------------------------------------------------------------------
 Gentiva Health
 Services, Inc. 1                            50,800              634,492
--------------------------------------------------------------------------
 Hanger Orthopedic
 Group, Inc. 1                               86,700            1,625,625
--------------------------------------------------------------------------
 Health Net, Inc. 1                          59,000            1,964,700
--------------------------------------------------------------------------
 HealthExtras, Inc. 1                        44,200              456,144
--------------------------------------------------------------------------
 Humana, Inc. 1                              91,800            2,141,694
--------------------------------------------------------------------------
 IDX Systems Corp. 1                         38,300            1,121,807
--------------------------------------------------------------------------
 IMS Health, Inc.                            53,700            1,381,701
--------------------------------------------------------------------------
 Inveresk Research
 Group, Inc. 1                               41,200              974,792
--------------------------------------------------------------------------
 LabOne, Inc. 1                              34,800            1,217,652
--------------------------------------------------------------------------
 LCA-Vision, Inc. 1                         105,900            2,583,960
--------------------------------------------------------------------------
 LifePoint Hospitals,
 Inc. 1                                      15,500              534,905
--------------------------------------------------------------------------
 Medco Health
 Solutions, Inc. 1                           94,072            3,466,553
--------------------------------------------------------------------------
 Mid Atlantic
 Medical Services, Inc. 1                    36,700            2,486,425
--------------------------------------------------------------------------
 Molina Healthcare,
 Inc. 1                                      17,800              458,350
--------------------------------------------------------------------------
 National HealthCare
 Corp. 1                                      4,900               98,441
--------------------------------------------------------------------------
 Omnicell, Inc. 1                            74,500            1,355,900
--------------------------------------------------------------------------
 Owens & Minor, Inc.                         27,900              640,305
--------------------------------------------------------------------------
 Parexel International
 Corp. 1                                     33,400              576,150
--------------------------------------------------------------------------
 PDI, Inc. 1                                 14,900              409,154
--------------------------------------------------------------------------
 Pediatrix Medical
 Group, Inc. 1                               39,900            2,346,120
--------------------------------------------------------------------------
 Per-Se Technologies,
 Inc. 1                                      68,800            1,091,856
--------------------------------------------------------------------------
 Prime Medical
 Services, Inc. 1                             9,500               52,250
--------------------------------------------------------------------------
 PSS World Medical,
 Inc. 1                                      35,300              445,486
--------------------------------------------------------------------------
 Renal Care Group, Inc. 1                    30,300            1,315,323
--------------------------------------------------------------------------
 Res-Care, Inc. 1                             1,100               10,076



25 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES Continued
 Select Medical Corp.                       155,600        $   2,691,880
--------------------------------------------------------------------------
 Sunrise Senior
 Living, Inc. 1                              54,400            2,202,656
--------------------------------------------------------------------------
 U.S. Physical Therapy,
 Inc. 1                                      39,600              554,400
--------------------------------------------------------------------------
 United Surgical
 Partners International,
 Inc. 1                                      25,600              976,384
--------------------------------------------------------------------------
 Universal Health
 Services, Inc., Cl. B                        5,600              307,552
--------------------------------------------------------------------------
 US Oncology, Inc. 1                        218,800            2,875,032
--------------------------------------------------------------------------
 VitalWorks, Inc. 1                          33,900              162,720
--------------------------------------------------------------------------
 WellPoint Health
 Networks, Inc. 1                            45,653            4,793,565
                                                           ---------------
                                                              70,047,074

--------------------------------------------------------------------------
 PHARMACEUTICALS--3.7%
 aaiPharma, Inc. 1                           16,500              469,425
--------------------------------------------------------------------------
 Abbott Laboratories 1                       23,500            1,012,380
--------------------------------------------------------------------------
 American
 Pharmaceutical
 Partners, Inc. 1                            84,750            2,894,213
--------------------------------------------------------------------------
 Angiotech
 Pharmaceuticals, Inc. 1                     60,000            1,573,800
--------------------------------------------------------------------------
 Bradley
 Pharmaceuticals, Inc. 1                    113,100            2,461,056
--------------------------------------------------------------------------
 Caraco
 Pharmaceutical
 Laboratories Ltd. 1                         25,400              233,172
--------------------------------------------------------------------------
 CollaGenex
 Pharmaceuticals, Inc. 1                     46,200              482,328
--------------------------------------------------------------------------
 Columbia
 Laboratories, Inc. 1                        19,000              135,850
--------------------------------------------------------------------------
 DepoMed, Inc. 1                             98,400              732,096
--------------------------------------------------------------------------
 Eli Lilly & Co.                             79,600            5,415,984
--------------------------------------------------------------------------
 Encysive
 Pharmaceuticals, Inc. 1                     13,900              133,162
--------------------------------------------------------------------------
 Endo
 Pharmaceuticals
 Holdings, Inc. 1                           105,000            2,271,150
--------------------------------------------------------------------------
 Hi-Tech Pharmacal
 Co., Inc. 1                                 15,200              385,016

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 PHARMACEUTICALS Continued
 InKine Pharmaceutical
 Co., Inc. 1                                 24,700        $     138,320
--------------------------------------------------------------------------
 Johnson & Johnson                          124,800            6,666,816
--------------------------------------------------------------------------
 Kos Pharmaceuticals,
 Inc. 1                                      56,500            2,882,065
--------------------------------------------------------------------------
 Lannett Co., Inc. 1                         37,300              669,162
--------------------------------------------------------------------------
 Merck & Co., Inc.                          174,900            8,325,240
--------------------------------------------------------------------------
 MGI Pharma, Inc. 1                          22,700            1,082,563
--------------------------------------------------------------------------
 Nabi
 Biopharmaceuticals
 Inc. 1                                      88,400            1,429,428
--------------------------------------------------------------------------
 NexMed, Inc. 1                              31,400              128,426
--------------------------------------------------------------------------
 Orphan Medical, Inc. 1                       3,500               35,140
--------------------------------------------------------------------------
 Perrigo Co.                                 16,000              266,720
--------------------------------------------------------------------------
 Pfizer, Inc.                               509,200           18,651,996
--------------------------------------------------------------------------
 Salix Pharmaceuticals
 Ltd. 1                                      47,400            1,082,142
--------------------------------------------------------------------------
 SciClone
 Pharmaceuticals, Inc. 1                     25,900              165,760
--------------------------------------------------------------------------
 Seattle Genetics, Inc. 1                    14,600              150,818
                                                           ---------------
                                                              59,874,228

--------------------------------------------------------------------------
 INDUSTRIALS--10.9%
--------------------------------------------------------------------------
 AEROSPACE & DEFENSE--1.5%
 AAR Corp. 1                                181,200            2,419,020
--------------------------------------------------------------------------
 Applied Signal
 Technology, Inc.                           103,700            2,792,641
--------------------------------------------------------------------------
 Astronics Corp., Cl. B 1,2                   1,850                9,250
--------------------------------------------------------------------------
 Aviall, Inc. 1                              28,600              440,440
--------------------------------------------------------------------------
 Ducommun, Inc. 1                            26,900              664,430
--------------------------------------------------------------------------
 General Dynamics
 Corp.                                       32,600            2,980,618
--------------------------------------------------------------------------
 HEICO Corp.                                  2,400               35,400
--------------------------------------------------------------------------
 HEICO Corp., Cl. A                             320                3,693
--------------------------------------------------------------------------
 Herley Industries, Inc. 1                   14,200              309,276
--------------------------------------------------------------------------
 Honeywell
 International, Inc.                         90,000            3,250,800
--------------------------------------------------------------------------
 KVH Industries, Inc. 1                      48,600              952,074
--------------------------------------------------------------------------
 Moog, Inc., Cl. A 1                         36,300            1,905,024
--------------------------------------------------------------------------
 MTC Technologies,
 Inc. 1                                      14,500              442,685




26 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 AEROSPACE & DEFENSE Continued
 Precision Castparts
 Corp.                                       20,700        $     968,553
--------------------------------------------------------------------------
 Sequa Corp., Cl A 1                          2,100              119,490
--------------------------------------------------------------------------
 Teledyne
 Technologies, Inc. 1                        79,300            1,526,525
--------------------------------------------------------------------------
 United Defense
 Industries, Inc. 1                          75,000            2,197,500
--------------------------------------------------------------------------
 United Technologies
 Corp.                                       40,000            3,821,600
                                                           ---------------
                                                              24,839,019

--------------------------------------------------------------------------
 AIR FREIGHT & LOGISTICS--0.3%
 ABX Air, Inc. 1                            260,100            1,443,555
--------------------------------------------------------------------------
 FedEx Corp.                                 10,900              733,352
--------------------------------------------------------------------------
 United Parcel Service,
 Inc., Cl. B                                 36,800            2,622,736
                                                           ---------------
                                                               4,799,643

--------------------------------------------------------------------------
 AIRLINES--0.4%
 Alaska Air Group, Inc. 1                    25,000              695,000
--------------------------------------------------------------------------
 America West
 Holdings Corp., Cl. B 1                     61,900              692,661
--------------------------------------------------------------------------
 Delta Air Lines, Inc. 1                    181,200            1,902,600
--------------------------------------------------------------------------
 ExpressJet Holdings,
 Inc. 1                                      46,600              660,322
--------------------------------------------------------------------------
 Frontier Airlines, Inc. 1                   52,900              521,594
--------------------------------------------------------------------------
 Mair Holdings, Inc. 1                          600                5,250
--------------------------------------------------------------------------
 Mesa Air Group, Inc. 1                       4,000               43,640
--------------------------------------------------------------------------
 Northwest Airlines
 Corp., Cl. A 1                             154,600            1,765,532
                                                           ---------------
                                                               6,286,599

--------------------------------------------------------------------------
 BUILDING PRODUCTS--0.4%
 Aaon, Inc. 1                                47,350              899,934
--------------------------------------------------------------------------
 American Woodmark
 Corp.                                        6,100              380,335
--------------------------------------------------------------------------
 Griffon Corp. 1                              1,100               23,980
--------------------------------------------------------------------------
 Jacuzzi Brands, Inc. 1                     204,000            1,754,400
--------------------------------------------------------------------------
 Masco Corp.                                 58,900            1,570,274
--------------------------------------------------------------------------
 Simpson
 Manufacturing
 Co., Inc. 1                                 26,900            1,330,474

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 BUILDING PRODUCTS Continued
 Universal Forest
 Products, Inc.                              25,000        $     762,500
--------------------------------------------------------------------------
 USG Corp. 1                                  4,300               78,432
                                                           ---------------
                                                               6,800,329

--------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--2.5%
 Administaff, Inc. 1                        120,600            2,034,522
--------------------------------------------------------------------------
 Angelica Corp.                              13,600              299,200
--------------------------------------------------------------------------
 Banta Corp.                                 12,800              588,800
--------------------------------------------------------------------------
 Bowne & Co., Inc.                            9,400              142,692
--------------------------------------------------------------------------
 Bright Horizons
 Family Solutions, Inc. 1                    46,400            2,048,560
--------------------------------------------------------------------------
 CDI Corp.                                    7,400              240,944
--------------------------------------------------------------------------
 Charles River
 Associates, Inc. 1                          20,800              707,616
--------------------------------------------------------------------------
 Concorde Career
 Colleges, Inc. 1                            15,100              395,318
--------------------------------------------------------------------------
 Consolidated
 Graphics, Inc. 1                            21,900              807,891
--------------------------------------------------------------------------
 Cornell Corrections,
 Inc. 1                                       2,700               33,453
--------------------------------------------------------------------------
 CPI Corp.                                   15,500              331,700
--------------------------------------------------------------------------
 Darling International,
 Inc. 1                                     497,900            1,319,435
--------------------------------------------------------------------------
 DiamondCluster
 International, Inc. 1                        9,300              102,207
--------------------------------------------------------------------------
 Duratek, Inc. 1                              9,200              139,380
--------------------------------------------------------------------------
 Electro Rent Corp.                           5,700               51,357
--------------------------------------------------------------------------
 Ennis Business
 Forms, Inc.                                 42,000              667,800
--------------------------------------------------------------------------
 Exponent, Inc. 1                            34,000              816,000
--------------------------------------------------------------------------
 Exult, Inc. 1                               78,200              493,442
--------------------------------------------------------------------------
 General Binding Corp. 1                     15,200              248,064
--------------------------------------------------------------------------
 Gevity HR, Inc.                             90,200            2,036,716
--------------------------------------------------------------------------
 Gundle/SLT
 Environmental, Inc. 1                       32,900              599,767
--------------------------------------------------------------------------
 H&R Block, Inc.                             59,100            3,423,663
--------------------------------------------------------------------------
 Heidrick & Struggles
 International, Inc. 1                       14,200              304,590
--------------------------------------------------------------------------
 ICT Group, Inc. 1                           40,700              586,487
--------------------------------------------------------------------------
 Imagistics
 International, Inc. 1                       54,100            2,159,672


27 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES Continued
 Interpool, Inc.                              8,500        $     127,500
--------------------------------------------------------------------------
 ITT Educational
 Services, Inc. 1                            65,200            3,610,124
--------------------------------------------------------------------------
 Kforce, Inc. 1                              12,500              123,750
--------------------------------------------------------------------------
 Korn-Ferry
 International 1                             75,900              971,520
--------------------------------------------------------------------------
 Layne Christensen Co. 1                      2,300               28,773
--------------------------------------------------------------------------
 LECG Corp. 1                                40,600              948,416
--------------------------------------------------------------------------
 Mail-Well, Inc. 1                            7,500               32,775
--------------------------------------------------------------------------
 Manpower, Inc.                              28,038            1,300,402
--------------------------------------------------------------------------
 McGrath Rentcorp                             4,700              140,530
--------------------------------------------------------------------------
 Navigant Consulting,
 Inc. 1                                      64,800            1,174,824
--------------------------------------------------------------------------
 NCO Group, Inc. 1                           48,300            1,175,139
--------------------------------------------------------------------------
 New England
 Business Service, Inc.                      15,600              466,908
--------------------------------------------------------------------------
 Pico Holdings, Inc. 1                        3,800               61,256
--------------------------------------------------------------------------
 Princeton Review, Inc.
 (The) 1                                     18,800              175,404
--------------------------------------------------------------------------
 Republic Services, Inc.                     39,700              990,515
--------------------------------------------------------------------------
 Rollins, Inc.                               57,950            1,466,135
--------------------------------------------------------------------------
 Schawk, Inc.                                14,200              202,492
--------------------------------------------------------------------------
 School Specialty, Inc. 1                    64,600            2,370,820
--------------------------------------------------------------------------
 SITEL Corp. 1                               10,800               29,700
--------------------------------------------------------------------------
 Sotheby's Holdings,
 Inc., Cl. A 1                               57,100              800,542
--------------------------------------------------------------------------
 Spherion Corp. 1                            30,700              298,097
--------------------------------------------------------------------------
 Tetra Tech, Inc. 1                          63,300            1,386,270
--------------------------------------------------------------------------
 United Stationers, Inc. 1                   10,900              432,512
--------------------------------------------------------------------------
 Universal Technical
 Institute, Inc. 1                           44,800            1,438,080
--------------------------------------------------------------------------
 Watson Wyatt & Co.
 Holdings 1                                  20,800              475,280
--------------------------------------------------------------------------
 West Corp. 1                                12,700              320,040
                                                           ---------------
                                                              41,127,080

--------------------------------------------------------------------------
 CONSTRUCTION & ENGINEERING--0.4%
 Comfort Systems
 USA, Inc. 1                                 82,100              549,249
--------------------------------------------------------------------------
 Dycom Industries, Inc. 1                     1,400               36,218

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 CONSTRUCTION & ENGINEERING Continued
 Integrated Electrical
 Services, Inc. 1                           187,100        $   1,891,581
--------------------------------------------------------------------------
 MasTec, Inc. 1                              62,900              790,024
--------------------------------------------------------------------------
 Perini Corp. 1                              46,800              590,148
--------------------------------------------------------------------------
 URS Corp. 1                                 62,900            1,739,185
                                                           ---------------
                                                               5,596,405

--------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--0.5%
 Acuity Brands, Inc.                         71,000            1,725,300
--------------------------------------------------------------------------
 Franklin Electric
 Co., Inc.                                   16,500            1,000,395
--------------------------------------------------------------------------
 General Cable Corp. 1                       10,200               82,416
--------------------------------------------------------------------------
 Genlyte Group, Inc.
 (The) 1                                        100                5,500
--------------------------------------------------------------------------
 Hubbell, Inc., Cl. B                        44,000            1,766,600
--------------------------------------------------------------------------
 II-VI, Inc. 1                               75,600            1,786,428
--------------------------------------------------------------------------
 LSI Industries, Inc.                         5,750               78,775
--------------------------------------------------------------------------
 Power-One, Inc. 1                           36,800              460,736
--------------------------------------------------------------------------
 Ultralife Batteries, Inc. 1                 39,000              678,990
--------------------------------------------------------------------------
 Vicor Corp. 1                                9,100              109,200
                                                           ---------------
                                                               7,694,340

--------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--1.6%
 3M Co.                                      36,600            2,894,694
--------------------------------------------------------------------------
 General Electric Co.                       599,400           20,157,822
--------------------------------------------------------------------------
 Gerber Scientific, Inc. 1                   84,300              666,813
--------------------------------------------------------------------------
 Raven Industries, Inc.                      16,700              472,426
--------------------------------------------------------------------------
 Standex International
 Corp.                                        9,300              270,351
--------------------------------------------------------------------------
 United Capital Corp. 1                       1,500               37,275
--------------------------------------------------------------------------
 United Industrial Corp.                     41,100              732,402
--------------------------------------------------------------------------
 Walter Industries, Inc.                     52,400              628,800
                                                           ---------------
                                                              25,860,583

--------------------------------------------------------------------------
 MACHINERY--2.3%
 A.S.V., Inc. 1                              28,600              934,076
--------------------------------------------------------------------------
 Actuant Corp., Cl. A 1                       8,300              301,622
--------------------------------------------------------------------------
 Alamo Group, Inc.                            7,300              117,530
--------------------------------------------------------------------------
 Albany International
 Corp., Cl. A                                58,800            1,896,300






28 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 MACHINERY Continued
 Ampco-Pittsburgh
 Corp.                                       15,400        $     209,440
--------------------------------------------------------------------------
 BHA Group, Inc., Cl. A                      16,800              477,960
--------------------------------------------------------------------------
 Briggs & Stratton
 Corp.                                       38,100            2,516,124
--------------------------------------------------------------------------
 Cascade Corp.                               56,700            1,197,504
--------------------------------------------------------------------------
 Ceradyne, Inc. 1                            15,600              623,532
--------------------------------------------------------------------------
 Chicago Bridge &
 Iron Co. NV                                110,000            3,361,600
--------------------------------------------------------------------------
 CIRCOR
 International, Inc.                          3,000               71,250
--------------------------------------------------------------------------
 Cummins, Inc.                               61,400            3,114,822
--------------------------------------------------------------------------
 Cuno, Inc. 1                                 1,700               70,856
--------------------------------------------------------------------------
 Dionex Corp. 1                              27,600            1,477,980
--------------------------------------------------------------------------
 Encore Wire Corp. 1                            300                6,417
--------------------------------------------------------------------------
 EnPro Industries, Inc. 1                    59,200            1,055,536
--------------------------------------------------------------------------
 Flanders Corp. 1                            71,700              484,692
--------------------------------------------------------------------------
 Greenbrier Cos., Inc. 1                      2,100               37,800
--------------------------------------------------------------------------
 Ingersoll-Rand Co.,
 Cl. A                                       26,900            1,789,657
--------------------------------------------------------------------------
 Kadant, Inc. 1                              46,300            1,016,285
--------------------------------------------------------------------------
 Middleby Corp. (The)                        60,800            2,503,136
--------------------------------------------------------------------------
 Mueller Industries,
 Inc. 1                                       4,100              126,362
--------------------------------------------------------------------------
 NACCO Industries,
 Inc., Cl. A                                  5,700              488,775
--------------------------------------------------------------------------
 Oshkosh Truck Corp.                          2,500              145,700
--------------------------------------------------------------------------
 Paccar, Inc.                                27,800            2,185,914
--------------------------------------------------------------------------
 Pall Corp.                                 108,100            2,810,600
--------------------------------------------------------------------------
 Penn Engineering &
 Manufacturing Corp.                          5,200               95,160
--------------------------------------------------------------------------
 SPX Corp. 1                                 37,200            2,110,728
--------------------------------------------------------------------------
 Thomas Industries, Inc.                      2,200               74,778
--------------------------------------------------------------------------
 Toro Co. (The)                              46,400            2,208,640
--------------------------------------------------------------------------
 Trinity Industries, Inc.                    39,900            1,280,790
--------------------------------------------------------------------------
 Wabash National
 Corp. 1                                     56,500            1,554,315
--------------------------------------------------------------------------
 Wabtec Corp.                                11,800              191,986
                                                           ---------------
                                                              36,537,867


                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 MARINE--0.1%
 Alexander &
 Baldwin, Inc.                               44,200        $   1,426,334
--------------------------------------------------------------------------
 ROAD & RAIL--0.8%
 Arkansas Best Corp.                         14,500              410,785
--------------------------------------------------------------------------
 Central Freight
 Lines, Inc. 1                               31,900              558,888
--------------------------------------------------------------------------
 Covenant Transport,
 Inc., Cl. A 1                               19,000              335,540
--------------------------------------------------------------------------
 Florida East Coast
 Industries, Inc., Cl. A                     16,700              552,770
--------------------------------------------------------------------------
 Genesee & Wyoming,
 Inc., Cl. A 1                               42,600            1,403,670
--------------------------------------------------------------------------
 Heartland Express, Inc.                      1,500               32,760
--------------------------------------------------------------------------
 Hunt (J.B.) Transport
 Services, Inc. 1                            98,000            2,578,380
--------------------------------------------------------------------------
 Knight Transportation,
 Inc. 1                                       3,350               82,544
--------------------------------------------------------------------------
 Landstar System, Inc. 1                     22,300              807,483
--------------------------------------------------------------------------
 Marten Transport Ltd. 1                      1,950               34,164
--------------------------------------------------------------------------
 Mullen
 Transportation, Inc.                        41,000            1,201,894
--------------------------------------------------------------------------
 Old Dominion
 Freight Line, Inc. 1                         6,350              196,850
--------------------------------------------------------------------------
 Overnite Corp. 1                            73,300            1,642,653
--------------------------------------------------------------------------
 Pacer International,
 Inc. 1                                      51,500              952,750
--------------------------------------------------------------------------
 Quality Distribution,
 Inc. 1                                      30,600              603,738
--------------------------------------------------------------------------
 Ryder Systems, Inc.                         26,000              956,800
--------------------------------------------------------------------------
 SCS Transportation,
 Inc. 1                                      30,300              515,100
--------------------------------------------------------------------------
 Sirva, Inc. 1                               14,000              293,440
--------------------------------------------------------------------------
 Swift Transportation
 Co., Inc. 1                                 16,500              326,700
--------------------------------------------------------------------------
 U.S. Xpress Enterprises,
 Inc., Cl. A 1                               12,600              176,400
                                                           ---------------
                                                              13,663,309

--------------------------------------------------------------------------
 TRADING COMPANIES & DISTRIBUTORS--0.1%
 Applied Industrial
 Technologies, Inc.                          53,100            1,311,039
--------------------------------------------------------------------------
 Lawson Products, Inc.                        3,800              114,000


29 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS Continued
MSC Industrial Direct
Co., Inc., Cl. A                             10,700        $     302,275
                                                           ---------------
                                                               1,727,314

--------------------------------------------------------------------------
INFORMATION TECHNOLOGY--21.8%
--------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.8%
3Com Corp. 1                                432,700            3,331,790
--------------------------------------------------------------------------
Aspect
Communications
Corp. 1                                     129,803            2,265,062
--------------------------------------------------------------------------
Audiovox Corp., Cl. A 1                      42,600              605,346
--------------------------------------------------------------------------
Avaya, Inc. 1                               107,000            1,859,660
--------------------------------------------------------------------------
C-COR.net Corp. 1                           141,000            2,354,700
--------------------------------------------------------------------------
Centillium
Communications, Inc. 1                       41,900              205,310
--------------------------------------------------------------------------
Cisco Systems, Inc. 1                       551,600           14,143,024
--------------------------------------------------------------------------
Computer Network
Technology Corp. 1                          122,800            1,270,980
--------------------------------------------------------------------------
Comtech
Telecommunications
Corp. 1                                      74,550            2,385,600
--------------------------------------------------------------------------
Corning, Inc. 1                             300,000            3,876,000
--------------------------------------------------------------------------
Corvis Corp. 1                              495,900            1,195,119
--------------------------------------------------------------------------
CyberGuard Corp. 1                           44,300              427,052
--------------------------------------------------------------------------
Digi International, Inc. 1                   73,500              797,475
--------------------------------------------------------------------------
Ditech
Communications
Corp. 1                                      47,800            1,000,454
--------------------------------------------------------------------------
Enterasys Networks,
Inc. 1                                      199,200              846,600
--------------------------------------------------------------------------
FalconStor Software,
Inc. 1                                       54,000              485,460
--------------------------------------------------------------------------
Glenayre
Technologies, Inc. 1                        118,300              440,076
--------------------------------------------------------------------------
Harmonic, Inc. 1                            242,500            2,551,100
--------------------------------------------------------------------------
InterDigital
Communications
Corp. 1                                       5,200              126,464
--------------------------------------------------------------------------
Juniper Networks, Inc. 1                     65,900            1,903,851
--------------------------------------------------------------------------
Lucent Technologies,
Inc. 1                                      393,600            1,763,328
--------------------------------------------------------------------------
McDATA Corp., Cl. A 1                        68,900              605,631

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT Continued
 Netopia, Inc. 1                             10,400        $     143,104
--------------------------------------------------------------------------
 Network Equipment
 Technologies, Inc. 1                         9,900              131,373
--------------------------------------------------------------------------
 New Focus, Inc. 1                           94,300              567,686
--------------------------------------------------------------------------
 Packeteer, Inc. 1                           96,000            1,597,440
--------------------------------------------------------------------------
 Performance
 Technologies, Inc. 1                        74,400            1,376,400
--------------------------------------------------------------------------
 Powerwave
 Technologies, Inc. 1                       150,600            1,483,410
--------------------------------------------------------------------------
 Proxim Corp., Cl. A 1                      359,200              854,896
--------------------------------------------------------------------------
 Scientific-Atlanta, Inc.                    76,200            2,578,608
--------------------------------------------------------------------------
 SCM Microsystems,
 Inc. 1                                       2,600               22,958
--------------------------------------------------------------------------
 SeaChange
 International, Inc. 1                      125,500            2,535,100
--------------------------------------------------------------------------
 SpectraLink Corp.                           82,500            1,489,125
--------------------------------------------------------------------------
 Stratex Networks, Inc. 1                    59,000              315,650
--------------------------------------------------------------------------
 Sycamore
 Networks, Inc. 1                           186,700            1,049,254
--------------------------------------------------------------------------
 Symmetricom, Inc. 1                         71,600              733,184
--------------------------------------------------------------------------
 Terayon
 Communication
 Systems, Inc. 1                            101,500              486,185
--------------------------------------------------------------------------
 Westell Technologies,
 Inc., Cl. A 1                              135,800            1,072,820
--------------------------------------------------------------------------
 Zhone Technologies,
 Inc. 1                                      98,800              606,632
                                                           --------------
                                                              61,483,907

--------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--2.8%
 Advanced Digital
 Information Corp. 1                         28,800              513,792
--------------------------------------------------------------------------
 Dell, Inc. 1                               249,900            8,364,153
--------------------------------------------------------------------------
 EMC Corp. 1                                300,000            4,212,000
--------------------------------------------------------------------------
 Hewlett-Packard Co.                        160,600            3,820,674
--------------------------------------------------------------------------
 Hutchinson
 Technology, Inc. 1                          63,700            1,881,061
--------------------------------------------------------------------------
 Immersion Corp. 1                            9,800               68,502
--------------------------------------------------------------------------
 InFocus Corp. 1                            200,500            2,217,530
--------------------------------------------------------------------------
 International Business
 Machines Corp.                              65,200            6,469,796



30 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS Continued
 Iomega Corp.                                18,700        $     111,452
--------------------------------------------------------------------------
 Lexmark International,
 Inc., Cl. A 1                               29,600            2,453,544
--------------------------------------------------------------------------
 Maxtor Corp. 1                             277,900            2,570,575
--------------------------------------------------------------------------
 Neoware Systems, Inc. 1                     11,600              120,872
--------------------------------------------------------------------------
 Network Engines, Inc. 1                     90,600              482,898
--------------------------------------------------------------------------
 Overland Storage, Inc. 1                    29,000              566,950
--------------------------------------------------------------------------
 Presstek, Inc. 1                            73,800              684,126
--------------------------------------------------------------------------
 Quantum Corp. 1                            164,000              598,600
--------------------------------------------------------------------------
 Rainbow
 Technologies, Inc. 1                        95,400            1,392,840
--------------------------------------------------------------------------
 SimpleTech, Inc. 1                         189,200            1,089,792
--------------------------------------------------------------------------
 Storage Technology
 Corp. 1                                     65,800            1,908,200
--------------------------------------------------------------------------
 Stratasys, Inc. 1                           30,800              737,660
--------------------------------------------------------------------------
 Sun Microsystems, Inc. 1                   420,000            2,230,200
--------------------------------------------------------------------------
 Western Digital Corp. 1                    251,000            2,567,730
--------------------------------------------------------------------------
 Xybernaut Corp. 1                          479,300              852,195
                                                           ---------------
                                                              45,915,142

--------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--2.4%
 Agilent Technologies,
 Inc. 1                                     110,000            4,054,600
--------------------------------------------------------------------------
 Agilysys, Inc.                             138,000            1,825,740
--------------------------------------------------------------------------
 Brightpoint, Inc. 1                        100,200            2,191,374
--------------------------------------------------------------------------
 CellStar Corp. 1                           122,800            1,563,244
--------------------------------------------------------------------------
 Checkpoint Systems,
 Inc. 1                                      85,400            1,703,730
--------------------------------------------------------------------------
 Cognex Corp.                                55,600            1,781,980
--------------------------------------------------------------------------
 Daktronics, Inc. 1                          61,400            1,401,762
--------------------------------------------------------------------------
 Digital Theater
 Systems, Inc. 1                             30,600              775,404
--------------------------------------------------------------------------
 Excel Technology, Inc. 1                    11,100              349,650
--------------------------------------------------------------------------
 FARO Technologies,
 Inc. 1                                      66,200            1,974,746
--------------------------------------------------------------------------
 GTSI Corp. 1                                 3,600               50,400
--------------------------------------------------------------------------
 Hypercom Corp. 1                           100,800              589,680
--------------------------------------------------------------------------
 Identix, Inc. 1                             38,900              206,948
--------------------------------------------------------------------------
 Innovex, Inc. 1                             79,800              674,310
--------------------------------------------------------------------------
 Keithley Instruments,
 Inc.                                         5,800              139,490

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
 Kemet Corp. 1                               12,500        $     190,000
--------------------------------------------------------------------------
 Landauer, Inc.                               6,600              284,460
--------------------------------------------------------------------------
 LeCroy Corp. 1                              18,100              380,100
--------------------------------------------------------------------------
 Maxwell
 Technologies, Inc. 1                         1,400               11,985
--------------------------------------------------------------------------
 Measurement
 Specialties, Inc. 1,2                       31,300              675,767
--------------------------------------------------------------------------
 Merix Corp. 1                               42,100            1,143,015
--------------------------------------------------------------------------
 Methode Electronics,
 Inc., Cl. A                                 93,200            1,172,456
--------------------------------------------------------------------------
 Molex, Inc.                                 14,200              493,308
--------------------------------------------------------------------------
 MTS Systems Corp.                           77,700            1,825,950
--------------------------------------------------------------------------
 Paxar Corp. 1                               12,000              168,360
--------------------------------------------------------------------------
 Pemstar, Inc. 1                             55,000              247,500
--------------------------------------------------------------------------
 Photon Dynamics,
 Inc. 1                                      20,500              784,945
--------------------------------------------------------------------------
 Planar Systems, Inc. 1                      17,500              294,875
--------------------------------------------------------------------------
 Plexus Corp. 1                              25,800              565,794
--------------------------------------------------------------------------
 RadiSys Corp. 1                             54,100            1,251,333
--------------------------------------------------------------------------
 Rofin-Sinar
 Technologies, Inc. 1                        74,500            2,478,615
--------------------------------------------------------------------------
 ScanSource, Inc. 1                          18,900              951,615
--------------------------------------------------------------------------
 Solectron Corp. 1                          319,400            2,267,740
--------------------------------------------------------------------------
 Superconductor
 Technologies, Inc. 1                        14,300               84,370
--------------------------------------------------------------------------
 SYNNEX Corp. 1                               6,300              112,329
--------------------------------------------------------------------------
 UNOVA, Inc.                                 57,800            1,416,678
--------------------------------------------------------------------------
 Varian, Inc. 1                               2,500              100,000
--------------------------------------------------------------------------
 Veeco Instruments,
 Inc. 1                                      64,500            1,941,450
--------------------------------------------------------------------------
 Woodhead
 Industries, Inc.                            16,000              289,760
--------------------------------------------------------------------------
 X-Rite, Inc.                                12,400              168,268
--------------------------------------------------------------------------
 Zomax, Inc. 1                               46,100              226,351
                                                           ---------------
                                                              38,810,082

--------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--2.2%
 24/7 Media, Inc. 1                         323,900              631,605
--------------------------------------------------------------------------
 Akamai
 Technologies, Inc. 1                       138,300            1,786,836
--------------------------------------------------------------------------
 Ask Jeeves, Inc. 1                          69,800            1,515,358


31 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES Continued
 BroadVision, Inc. 1                         33,300        $     220,446
--------------------------------------------------------------------------
 CMGI, Inc. 1                               123,500              340,860
--------------------------------------------------------------------------
 Corillian Corp. 1                          369,200            2,791,152
--------------------------------------------------------------------------
 CyberSource Corp. 1                        125,200              548,376
--------------------------------------------------------------------------
 Digital Insight Corp. 1                      7,300              165,491
--------------------------------------------------------------------------
 Digitas, Inc. 1                            229,342            2,591,565
--------------------------------------------------------------------------
 EarthLink, Inc. 1                           92,000              865,720
--------------------------------------------------------------------------
 FindWhat.com 1                              11,500              219,075
--------------------------------------------------------------------------
 HomeStore.com, Inc. 1                      434,491            1,877,001
--------------------------------------------------------------------------
 Internap Network
 Services Corp. 1                           338,200              774,478
--------------------------------------------------------------------------
 Ivillage, Inc. 1                            51,500              233,295
--------------------------------------------------------------------------
 j2 Global
 Communications, Inc. 1                       2,200               50,644
--------------------------------------------------------------------------
 Keynote Systems, Inc. 1                      4,700               56,776
--------------------------------------------------------------------------
 Lionbridge
 Technologies, Inc. 1                       104,000              822,640
--------------------------------------------------------------------------
 LookSmart Ltd. 1                           519,500              987,102
--------------------------------------------------------------------------
 MatrixOne, Inc. 1                          146,700              996,093
--------------------------------------------------------------------------
 National Information
 Consortium, Inc. 1                         189,000            1,493,100
--------------------------------------------------------------------------
 NaviSite, Inc. 1                               700                3,717
--------------------------------------------------------------------------
 Netegrity, Inc. 1                          196,900            1,959,155
--------------------------------------------------------------------------
 On2 Technologies, Inc. 1                   341,400              426,750
--------------------------------------------------------------------------
 Open Text Corp. 1                           40,600            1,034,488
--------------------------------------------------------------------------
 Raindance
 Communications, Inc. 1                     105,400              325,686
--------------------------------------------------------------------------
 Retek, Inc. 1                               66,500              639,065
--------------------------------------------------------------------------
 S1 Corp. 1                                 139,000            1,195,400
--------------------------------------------------------------------------
 Secure Computing
 Corp. 1                                    136,200            2,335,830
--------------------------------------------------------------------------
 SeeBeyond
 Technology Corp. 1                         282,000            1,410,000
--------------------------------------------------------------------------
 Selectica, Inc. 1                           60,400              288,108
--------------------------------------------------------------------------
 SonicWALL, Inc. 1                          123,600            1,156,896
--------------------------------------------------------------------------
 SupportSoft, Inc. 1                        193,600            2,592,304
--------------------------------------------------------------------------
 TeleCommunication
 Systems, Inc. 1                              8,700               65,685
--------------------------------------------------------------------------
 United Online, Inc. 1                      114,300            2,128,266
--------------------------------------------------------------------------
 Vastera, Inc. 1                             49,100              177,251

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES Continued
 Vitria Technology, Inc. 1                   48,200        $     355,716
--------------------------------------------------------------------------
 WatchGuard
 Technologies, Inc. 1                        64,200              407,670
--------------------------------------------------------------------------
 WebEx
 Communications, Inc. 1                       2,700               52,785
--------------------------------------------------------------------------
 webMethods, Inc. 1                          76,200              818,388
                                                           ---------------
                                                              36,340,773

--------------------------------------------------------------------------
 IT SERVICES--1.3%
 Acxiom Corp. 1                             115,000            2,188,450
--------------------------------------------------------------------------
 AnswerThink
 Consulting Group, Inc. 1                    17,700              115,227
--------------------------------------------------------------------------
 Aquantive, Inc. 1                           94,500            1,069,740
--------------------------------------------------------------------------
 Carreker Corp. 1                            27,400              409,904
--------------------------------------------------------------------------
 Certegy, Inc.                               19,500              625,365
--------------------------------------------------------------------------
 Computer Horizons
 Corp. 1                                      5,500               22,825
--------------------------------------------------------------------------
 Concord EFS, Inc. 1                         28,600              403,832
--------------------------------------------------------------------------
 Convergys Corp. 1                          170,700            2,854,104
--------------------------------------------------------------------------
 Corio, Inc. 1                               76,600              232,098
--------------------------------------------------------------------------
 Euronet Worldwide,
 Inc. 1                                      52,200              848,250
--------------------------------------------------------------------------
 Evolving Systems, Inc. 1                    79,000              774,200
--------------------------------------------------------------------------
 Gartner, Inc., Cl. B 1                      21,000              228,900
--------------------------------------------------------------------------
 Global Payments, Inc.                       34,200            1,590,300
--------------------------------------------------------------------------
 Information
 Resources, Inc. 1                           50,400              139,608
--------------------------------------------------------------------------
 infoUSA, Inc. 1                            137,800            1,296,698
--------------------------------------------------------------------------
 Intrado, Inc. 1                             50,300            1,200,158
--------------------------------------------------------------------------
 Lightbridge, Inc. 1                        127,400            1,000,090
--------------------------------------------------------------------------
 ManTech
 International Corp. 1                       19,100              408,740
--------------------------------------------------------------------------
 MAPICS, Inc. 1                               2,900               29,058
--------------------------------------------------------------------------
 QAD, Inc. 1                                 20,700              322,299
--------------------------------------------------------------------------
 SM&A 1                                      30,600              339,966
--------------------------------------------------------------------------
 SS&C Technologies, Inc.                     88,300            3,627,276
--------------------------------------------------------------------------
 Startek, Inc.                                8,200              327,180
--------------------------------------------------------------------------
 Tyler Technologies, Inc. 1                  77,526              775,260
                                                           ---------------
                                                              20,829,528


32 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 OFFICE ELECTRONICS--0.2%
 Metrologic
 Instruments, Inc. 1                        119,000        $   3,071,390
--------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.5%
 ADE Corp. 1                                 25,000              487,500
--------------------------------------------------------------------------
 Agere Systems, Inc.,
 Cl. A 1                                    468,900            1,805,265
--------------------------------------------------------------------------
 Altera Corp. 1                              70,900            1,587,451
--------------------------------------------------------------------------
 AMIS Holdings, Inc. 1                       43,700              847,343
--------------------------------------------------------------------------
 Amkor Technology,
 Inc. 1                                      75,400            1,312,714
--------------------------------------------------------------------------
 ANADIGICS, Inc. 1                          210,900            1,522,698
--------------------------------------------------------------------------
 Analog Devices, Inc.                        33,300            1,593,405
--------------------------------------------------------------------------
 Applied Materials, Inc. 1                  180,000            3,916,800
--------------------------------------------------------------------------
 Broadcom Corp., Cl. A 1                     83,500            3,389,265
--------------------------------------------------------------------------
 California Micro
 Devices Corp. 1                              8,300               94,122
--------------------------------------------------------------------------
 Cirrus Logic, Inc. 1                       174,300            1,298,535
--------------------------------------------------------------------------
 Credence Systems
 Corp. 1                                      3,900               55,302
--------------------------------------------------------------------------
 Cypress
 Semiconductor Corp. 1                      147,400            3,124,880
--------------------------------------------------------------------------
 Diodes, Inc. 1                              15,800              346,020
--------------------------------------------------------------------------
 Helix Technology Corp.                      12,400              297,724
--------------------------------------------------------------------------
 Integrated Device
 Technology, Inc. 1                          59,400            1,082,268
--------------------------------------------------------------------------
 Integrated Silicon
 Solution, Inc. 1                            78,000            1,261,260
--------------------------------------------------------------------------
 Intel Corp.                                485,900           14,868,540
--------------------------------------------------------------------------
 KLA-Tencor Corp. 1                          27,600            1,575,132
--------------------------------------------------------------------------
 Kulicke & Soffa
 Industries, Inc. 1                          43,500              635,970
--------------------------------------------------------------------------
 Micron Technology,
 Inc. 1                                     110,000            1,772,100
--------------------------------------------------------------------------
 Mindspeed
 Technologies, Inc. 1                       155,800            1,509,702
--------------------------------------------------------------------------
 National
 Semiconductor Corp. 1                      120,000            4,614,000
--------------------------------------------------------------------------
 NPTest Holding Corp. 1                     102,300            1,166,220
--------------------------------------------------------------------------
 NVE Corp. 1                                 21,000            1,176,420
--------------------------------------------------------------------------
 NVIDIA Corp. 1                              14,500              322,625
--------------------------------------------------------------------------
 ON Semiconductor
 Corp. 1                                    143,600            1,005,200

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT Continued
 Photronics, Inc. 1                          87,300        $   1,697,112
--------------------------------------------------------------------------
 Semitool, Inc. 1                            10,300              146,466
--------------------------------------------------------------------------
 Sigmatel, Inc. 1                            21,100              527,500
--------------------------------------------------------------------------
 Sipex Corp. 1                               41,800              370,766
--------------------------------------------------------------------------
 Supertex, Inc. 1                             3,300               65,274
--------------------------------------------------------------------------
 Teradyne, Inc. 1                            58,400            1,570,960
--------------------------------------------------------------------------
 Tessera Technologies,
 Inc. 1                                      27,300              491,400
--------------------------------------------------------------------------
 Texas Instruments, Inc.                    192,400            6,031,740
--------------------------------------------------------------------------
 Transmeta Corp. 1                          270,750            1,028,850
--------------------------------------------------------------------------
 TranSwitch Corp. 1                         659,200            1,990,784
--------------------------------------------------------------------------
 Trident Microsystems,
 Inc. 1                                     111,900            1,953,774
--------------------------------------------------------------------------
 TriQuint
 Semiconductor, Inc. 1                      192,400            1,648,868
--------------------------------------------------------------------------
 Ultratech, Inc. 1                           60,700            1,763,942
--------------------------------------------------------------------------
 Xilinx, Inc. 1                              39,200            1,642,872
                                                           ---------------
                                                              73,598,769

--------------------------------------------------------------------------
 SOFTWARE--4.6%
 Adobe Systems, Inc.                          9,400              361,524
--------------------------------------------------------------------------
 Amdocs Ltd. 1                              135,000            3,829,950
--------------------------------------------------------------------------
 Ansoft Corp. 1                              19,800              282,348
--------------------------------------------------------------------------
 Ansys, Inc. 1                               46,700            1,772,265
--------------------------------------------------------------------------
 Ascential Software
 Corp. 1                                     59,700            1,444,740
--------------------------------------------------------------------------
 Aspen Technology, Inc. 1                   241,400            2,165,358
--------------------------------------------------------------------------
 BindView
 Development Corp. 1                        155,700              615,794
--------------------------------------------------------------------------
 Bottomline
 Technologies, Inc. 1                        11,100              111,000
--------------------------------------------------------------------------
 Callidus Software, Inc. 1                   10,600              162,816
--------------------------------------------------------------------------
 Captaris, Inc. 1                            92,600              485,224
--------------------------------------------------------------------------
 CCC Information
 Services Group, Inc. 1                      33,600              619,920
--------------------------------------------------------------------------
 Citrix Systems, Inc. 1                      84,000            1,689,240
--------------------------------------------------------------------------
 Compuware Corp. 1                          295,600            2,373,668
--------------------------------------------------------------------------
 Concord
 Communications, Inc. 1                      14,700              259,014



33 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 SOFTWARE Continued
 Datastream Systems,
 Inc. 1                                      25,800        $     227,040
--------------------------------------------------------------------------
 Digimarc Corp. 1                            21,600              273,456
--------------------------------------------------------------------------
 E.piphany, Inc. 1                          176,100            1,502,133
--------------------------------------------------------------------------
 Electronic Arts, Inc. 1                     27,200            1,274,592
--------------------------------------------------------------------------
 Epicor Software Corp. 1                    150,000            2,379,000
--------------------------------------------------------------------------
 ePlus, inc. 1                               37,900              535,906
--------------------------------------------------------------------------
 Group 1 Software, Inc. 1                    31,400              416,992
--------------------------------------------------------------------------
 Inet Technologies, Inc. 1                  108,000            1,612,440
--------------------------------------------------------------------------
 Informatica Corp. 1                          3,800               37,582
--------------------------------------------------------------------------
 InteliData
 Technologies Corp. 1                        18,600               32,178
--------------------------------------------------------------------------
 InterVoice-Brite, Inc. 1                   174,300            2,126,460
--------------------------------------------------------------------------
 JDA Software Group,
 Inc. 1                                       1,800               27,972
--------------------------------------------------------------------------
 Manugistics Group,
 Inc. 1                                      41,400              332,856
--------------------------------------------------------------------------
 MapInfo Corp. 1                              8,300               99,600
--------------------------------------------------------------------------
 Microsoft Corp.                            515,200           14,245,280
--------------------------------------------------------------------------
 Midway Games, Inc. 1                       253,100            1,080,737
--------------------------------------------------------------------------
 Mobius Management
 Systems, Inc. 1                            127,500            1,212,525
--------------------------------------------------------------------------
 MRO Software, Inc. 1                         2,300               38,180
--------------------------------------------------------------------------
 MSC.Software Corp. 1                        87,800              892,926
--------------------------------------------------------------------------
 Open Solutions, Inc. 1                      31,000              664,950
--------------------------------------------------------------------------
 OPNET Technologies,
 Inc. 1                                       5,600               95,872
--------------------------------------------------------------------------
 Oracle Corp. 1                              77,500            1,070,275
--------------------------------------------------------------------------
 Parametric
 Technology Corp. 1                         193,700              811,603
--------------------------------------------------------------------------
 Pegasystems, Inc. 1                         15,500              161,355
--------------------------------------------------------------------------
 Plumtree Software, Inc. 1                  104,800              498,848
--------------------------------------------------------------------------
 Portal Software, Inc. 1                     31,900              238,612
--------------------------------------------------------------------------
 Progress Software
 Corp. 1                                     62,100            1,385,451
--------------------------------------------------------------------------
 Pumatech, Inc. 1                           115,900              556,320
--------------------------------------------------------------------------
 QRS Corp. 1                                  9,400               88,924
--------------------------------------------------------------------------
 Quality Systems, Inc. 1                     43,600            2,479,968
--------------------------------------------------------------------------
 Radiant Systems, Inc. 1                     71,700              584,355
--------------------------------------------------------------------------
 Red Hat, Inc. 1                            211,100            4,017,233

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 SOFTWARE Continued
 Renaissance
 Learning, Inc. 1                             1,300        $      38,454
--------------------------------------------------------------------------
 Roxio, Inc. 1                              102,200              460,922
--------------------------------------------------------------------------
 RSA Security, Inc. 1                       105,500            1,743,915
--------------------------------------------------------------------------
 Sanchez Computer
 Associates, Inc. 1                          18,100              115,478
--------------------------------------------------------------------------
 SCO Group, Inc. (The) 1                     65,300              940,320
--------------------------------------------------------------------------
 SPSS, Inc. 1                                 8,300              175,130
--------------------------------------------------------------------------
 Sybase, Inc. 1                             136,100            2,942,482
--------------------------------------------------------------------------
 Synopsys, Inc. 1                            91,800            3,239,622
--------------------------------------------------------------------------
 Synplicity, Inc. 1                             100                  812
--------------------------------------------------------------------------
 Take-Two Interactive
 Software, Inc. 1                            89,900            2,607,100
--------------------------------------------------------------------------
 Tradestation Group,
 Inc. 1                                      45,700              456,086
--------------------------------------------------------------------------
 Transaction Systems
 Architects, Inc., Cl. A 1                    6,200              139,128
--------------------------------------------------------------------------
 Ulticom, Inc. 1                             28,900              320,790
--------------------------------------------------------------------------
 VA Software Corp. 1                        182,300              727,377
--------------------------------------------------------------------------
 Veritas Software Corp. 1                    40,000            1,314,400
--------------------------------------------------------------------------
 Wind River Systems,
 Inc. 1                                     153,300            1,284,654
                                                           ---------------
                                                              73,681,152

--------------------------------------------------------------------------
 MATERIALS--3.6%
--------------------------------------------------------------------------
 CHEMICALS--0.9%
 Agrium, Inc.                                45,700              731,200
--------------------------------------------------------------------------
 American Vanguard
 Corp.                                        3,100              120,807
--------------------------------------------------------------------------
 Calgon Carbon Corp.                         20,300              140,476
--------------------------------------------------------------------------
 Cytec Industries, Inc. 1                    56,500            1,972,415
--------------------------------------------------------------------------
 Engelhard Corp.                             40,700            1,154,659
--------------------------------------------------------------------------
 Ethyl Corp. 1                               15,300              369,495
--------------------------------------------------------------------------
 Hawkins, Inc.                                8,200              103,156
--------------------------------------------------------------------------
 Headwaters, Inc. 1                          32,300              748,391
--------------------------------------------------------------------------
 MacDermid, Inc.                             41,400            1,419,606
--------------------------------------------------------------------------
 Material Sciences
 Corp. 1                                      2,600               30,238
--------------------------------------------------------------------------
 Monsanto Co.                                91,400            2,795,926
--------------------------------------------------------------------------
 Octel Corp. 1                               48,600            1,152,306
--------------------------------------------------------------------------
 Olin Corp.                                  77,500            1,477,925



34 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 CHEMICALS Continued
 OM Group, Inc. 1                            36,200        $   1,163,830
--------------------------------------------------------------------------
 Stepan Co.                                  12,500              313,250
--------------------------------------------------------------------------
 Terra Industries, Inc. 1                    13,200               59,268
                                                           ---------------
                                                              13,752,948

--------------------------------------------------------------------------
 CONSTRUCTION MATERIALS--0.3%
 AMCOL International
 Corp.                                      108,400            2,158,244
--------------------------------------------------------------------------
 Ameron International
 Corp.                                       23,100              882,420
--------------------------------------------------------------------------
 Florida Rock
 Industries, Inc.                            51,450            2,127,458
                                                           ---------------
                                                               5,168,122

--------------------------------------------------------------------------
 CONTAINERS & PACKAGING--0.2%
 Caraustar Industries,
 Inc. 1                                      11,500              161,000
--------------------------------------------------------------------------
 Chesapeake Corp.                            24,600              579,330
--------------------------------------------------------------------------
 Graphic Packaging
 Corp. 1                                      6,800               31,756
--------------------------------------------------------------------------
 Greif Bros. Corp., Cl. A                     1,600               60,496
--------------------------------------------------------------------------
 Mod-Pac Corp., Cl. A 1                         325                2,779
--------------------------------------------------------------------------
 Packaging Dynamics
 Corp.                                        6,160               71,148
--------------------------------------------------------------------------
 Sealed Air Corp. 1                          10,200              507,858
--------------------------------------------------------------------------
 Silgan Holdings, Inc. 1                     42,100            1,801,038
                                                           ---------------
                                                               3,215,405

--------------------------------------------------------------------------
 METALS & MINING--1.7%
 AK Steel Holding
 Corp. 1                                    414,600            2,031,540
--------------------------------------------------------------------------
 Alcan, Inc.                                 58,600            2,498,118
--------------------------------------------------------------------------
 Alcoa, Inc.                                115,000            3,930,700
--------------------------------------------------------------------------
 Allegheny
 Technologies, Inc.                         109,600            1,030,240
--------------------------------------------------------------------------
 Brush Engineered
 Materials, Inc. 1                            1,700               28,781
--------------------------------------------------------------------------
 Carpenter
 Technology Corp.                            64,300            1,945,718
--------------------------------------------------------------------------
 Century
 Aluminum Co. 1                              54,800            1,381,508
--------------------------------------------------------------------------
 Cleveland-Cliffs, Inc. 1                    25,600            1,136,384

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 METALS & MINING Continued
 Freeport-McMoRan
 Copper & Gold, Inc.,
 Cl. B                                       20,000        $     737,200
--------------------------------------------------------------------------
 IMCO Recycling, Inc. 1                       2,100               17,766
--------------------------------------------------------------------------
 International Steel
 Group, Inc. 1                               13,800              484,380
--------------------------------------------------------------------------
 Liquidmetal
 Technologies, Inc. 1                        33,500               91,455
--------------------------------------------------------------------------
 Metal Management,
 Inc. 1                                      41,800            1,390,268
--------------------------------------------------------------------------
 Metals USA, Inc. 1                          32,700              323,730
--------------------------------------------------------------------------
 Newmont Mining
 Corp. (Holding Co.)                         38,300            1,595,578
--------------------------------------------------------------------------
 NN, Inc.                                    50,000              650,000
--------------------------------------------------------------------------
 Peabody Energy Corp.                        65,000            2,601,950
--------------------------------------------------------------------------
 Phelps Dodge Corp. 1                        50,000            3,783,500
--------------------------------------------------------------------------
 RTI International
 Metals, Inc. 1                              18,400              273,976
--------------------------------------------------------------------------
 Schnitzer Steel
 Industries, Inc.                            28,300            1,272,085
--------------------------------------------------------------------------
 Southern Peru
 Copper Corp.                                 7,800              342,420
--------------------------------------------------------------------------
 Steel Technologies, Inc.                       700               12,285
--------------------------------------------------------------------------
 Titanium Metals Corp. 1                        500               28,550
--------------------------------------------------------------------------
 Westmoreland
 Coal Co.                                     4,200               71,652
                                                           ---------------
                                                              27,659,784

--------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--0.5%
 Buckeye
 Technologies, Inc. 1                        37,200              334,428
--------------------------------------------------------------------------
 Deltic Timber Corp.                          5,500              172,975
--------------------------------------------------------------------------
 Georgia-Pacific Corp.                      111,400            3,130,340
--------------------------------------------------------------------------
 Louisiana-Pacific
 Corp. 1                                    163,400            3,475,518
--------------------------------------------------------------------------
 Pope & Talbot, Inc.                          2,500               41,350
--------------------------------------------------------------------------
 Potlatch Corp.                              39,900            1,488,270
--------------------------------------------------------------------------
 Schweitzer-Mauduit
 International, Inc.                          4,000              127,600
                                                           ---------------
                                                               8,770,481




35 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--2.9%
--------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--1.8%
 BellSouth Corp.                             40,900        $   1,195,507
--------------------------------------------------------------------------
 Citizens
 Communications Co. 1                       160,000            1,876,800
--------------------------------------------------------------------------
 D&E
 Communications, Inc.                         4,400               66,264
--------------------------------------------------------------------------
 General
 Communication,
 Inc., Cl. A 1                               18,300              164,151
--------------------------------------------------------------------------
 Golden Telecom, Inc. 1                      14,800              438,968
--------------------------------------------------------------------------
 Hickory Tech Corp.                           1,000               11,700
--------------------------------------------------------------------------
 Hungarian Telephone
 & Cable Corp. 1                              1,500               15,285
--------------------------------------------------------------------------
 Infonet Services
 Corp., Cl. B 1                              17,300               36,676
--------------------------------------------------------------------------
 Knology, Inc. 1                            103,200            1,104,240
--------------------------------------------------------------------------
 McLeodUSA, Inc.,
 Cl. A 1                                    441,800              830,584
--------------------------------------------------------------------------
 North Pittsburgh Systems, Inc.              46,800              867,204
--------------------------------------------------------------------------
 NTL, Inc. 1                                 34,000            2,255,560
--------------------------------------------------------------------------
 PTEK Holdings, Inc. 1                          200                1,940
--------------------------------------------------------------------------
 SBC Communications,
 Inc.                                       325,600            8,302,800
--------------------------------------------------------------------------
 Shenandoah
 Telecommunications
 Co.                                          1,900               96,900
--------------------------------------------------------------------------
 Sprint Corp.
 (Fon Group)                                141,000            2,454,810
--------------------------------------------------------------------------
 Talk America
 Holdings, Inc. 1                            46,100              486,816
--------------------------------------------------------------------------
 Time Warner
 Telecom, Inc., Cl. A 1                     154,600            1,688,232
--------------------------------------------------------------------------
 US LEC Corp., Cl. A 1                        7,700               59,983
--------------------------------------------------------------------------
 Verizon
 Communications, Inc.                       178,400            6,575,824
--------------------------------------------------------------------------
 Warwick Valley
 Telephone Co.                                7,500              198,600
                                                           ---------------
                                                              28,728,844


                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--1.1%
 @Road, Inc. 1                                2,200        $      29,546
--------------------------------------------------------------------------
 AT&T Corp.                                  82,100            1,597,666
--------------------------------------------------------------------------
 AT&T Wireless
 Services, Inc. 1                           427,500            4,723,875
--------------------------------------------------------------------------
 Boston
 Communications
 Group, Inc. 1                              104,100            1,140,936
--------------------------------------------------------------------------
 Centennial
 Communications
 Corp. 1                                     52,800              367,488
--------------------------------------------------------------------------
 Cincinnati Bell, Inc. 1                    271,900            1,495,450
--------------------------------------------------------------------------
 Nextel
 Communications,
 Inc., Cl. A 1                              152,200            4,016,558
--------------------------------------------------------------------------
 Price Communications
 Corp. 1                                     20,200              301,990
--------------------------------------------------------------------------
 Triton PCS Holdings,
 Inc., Cl. A 1                              252,100            1,628,566
--------------------------------------------------------------------------
 UbiquiTel, Inc. 1                           59,200              177,600
--------------------------------------------------------------------------
 Wireless Facilities, Inc. 1                127,100            1,818,801
                                                           ---------------
                                                              17,298,476

--------------------------------------------------------------------------
 UTILITIES--0.8%
--------------------------------------------------------------------------
 ELECTRIC UTILITIES--0.4%
 American Electric
 Power Co., Inc.                             50,700            1,655,355
--------------------------------------------------------------------------
 Aquila, Inc. 1                             159,900              615,615
--------------------------------------------------------------------------
 Canadian Hydro
 Developers, Inc. 1                         280,000              452,495
--------------------------------------------------------------------------
 Central Vermont
 Public Service Corp.                         8,400              199,500
--------------------------------------------------------------------------
 CH Energy Group, Inc.                       21,100              975,242
--------------------------------------------------------------------------
 Edison International                        30,000              660,000
--------------------------------------------------------------------------
 Green Mountain
 Power Corp.                                  8,800              204,248
--------------------------------------------------------------------------
 MGE Energy, Inc.                               700               21,931
--------------------------------------------------------------------------
 UniSource Energy
 Corp.                                        1,900               46,740
--------------------------------------------------------------------------
 Unitil Corp.                                   600               15,600
--------------------------------------------------------------------------
 Westar Energy, Inc.                         67,000            1,311,860
                                                           ---------------
                                                               6,158,586



36 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------
 GAS UTILITIES--0.2%
 Chesapeake Utilities
 Corp.                                       16,800        $     433,272
--------------------------------------------------------------------------
 El Paso Corp.                              150,000            1,275,000
--------------------------------------------------------------------------
 Energen Corp.                               43,200            1,857,592
--------------------------------------------------------------------------
 EnergySouth, Inc.                            3,200              117,600
--------------------------------------------------------------------------
 Laclede Group, Inc.
 (The)                                        5,500              163,625
--------------------------------------------------------------------------
 UGI Corp.                                   12,850              414,413
                                                           ---------------
                                                               4,261,502

--------------------------------------------------------------------------
 MULTI-UTILITIES & UNREGULATED POWER--0.2%
 Dynegy, Inc. 1                             318,100            1,421,907
--------------------------------------------------------------------------
 Williams Cos., Inc.
 (The)                                      150,000            1,521,000
                                                           ---------------
                                                               2,942,907

--------------------------------------------------------------------------
 WATER UTILITIES--0.0%
 SJW Corp.                                    1,000               91,250
                                                           ---------------

 Total Common Stocks
 (Cost $1,299,502,744)                                     1,574,237,882


                                              UNITS
--------------------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------
 Canadian Superior
 Energy, Inc. Wts.,
 Exp. 3/14/04 1,2                           600,000              719,832
--------------------------------------------------------------------------
 UnitedGlobalCom,
 Inc. Rts., Exp. 2/6/04 1                    14,616               48,964
                                                           ---------------

 Total Rights, Warrants
 and Certificates (Cost $466)                                    768,796


                                          PRINCIPAL         MARKET VALUE
                                             AMOUNT           SEE NOTE 1
--------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--12.6% 3
--------------------------------------------------------------------------
 Undivided interest of 55.71% in
 joint repurchase agreement (Principal
 Amount/Market Value $366,574,000,
 with a maturity value of $366,603,937)
 with PaineWebber, Inc., 0.98%, dated
 1/30/04, to be repurchased at
 $204,248,679 on 2/2/04, collateralized
 by Federal National Mortgage Assn.,
 4.50%--5.50%, 4/1/33--10/1/33, with
 a value of $374,755,912
 (Cost $204,232,000)                   $204,232,000       $  204,232,000

--------------------------------------------------------------------------
 TOTAL INVESTMENTS,
 AT VALUE
 (COST $1,503,735,210)                        109.7%       1,779,238,678
--------------------------------------------------------------------------
 LIABILITIES IN
 EXCESS OF
 OTHER ASSETS                                  (9.7)        (158,083,936)
                                      ------------------------------------
 NET ASSETS                                   100.0%      $1,621,154,742
                                      ====================================


FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted. See Note 6 of Notes to Financial Statements.
3. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



37 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

 January 31, 2004
--------------------------------------------------------------------------------------------
 ASSETS
--------------------------------------------------------------------------------------------
 Investments, at value (including cost and market value of $204,232,000 in repurchase agreements) (including securities loaned of approximately
 $7,640,000) (cost $1,503,735,210)--see accompanying statement              $1,779,238,678
--------------------------------------------------------------------------------------------
 Collateral for securities loaned                                                7,859,875
--------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                              9,693,745
 Investments sold                                                                1,326,137
 Interest and dividends                                                            651,318
 Other                                                                              13,824
                                                                            ----------------
 Total assets                                                                1,798,783,577

--------------------------------------------------------------------------------------------
 LIABILITIES
--------------------------------------------------------------------------------------------
 Bank overdraft                                                                    260,270
--------------------------------------------------------------------------------------------
 Return of collateral for securities loaned                                      7,859,875
--------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                         166,839,243
 Shares of beneficial interest redeemed                                          2,011,986
 Distribution and service plan fees                                                300,568
 Transfer and shareholder servicing agent fees                                     238,170
 Shareholder communications                                                         62,823
 Trustees' compensation                                                              7,893
 Other                                                                              48,007
                                                                            ----------------
 Total liabilities                                                             177,628,835


--------------------------------------------------------------------------------------------
 NET ASSETS                                                                 $1,621,154,742
                                                                            ================


--------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------
 Par value of shares of beneficial interest                                 $      998,576
--------------------------------------------------------------------------------------------
 Additional paid-in capital                                                  1,345,306,495
--------------------------------------------------------------------------------------------
 Accumulated net investment loss                                                (2,928,002)
--------------------------------------------------------------------------------------------
 Accumulated net realized gain on investments and foreign currency
 transactions                                                                    2,262,441
--------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of
 assets and liabilities denominated in foreign currencies                      275,515,232
                                                                            ----------------
 NET ASSETS                                                                 $1,621,154,742
                                                                            ================






38 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $945,709,741 and 72,249,228 shares of beneficial interest outstanding)                     $13.09
 Maximum offering price per share (net asset value plus sales charge of 5.75% of
 offering price)                                                                            $13.89
----------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $340,281,194
 and 26,676,681 shares of beneficial interest outstanding)                                  $12.76
----------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $305,871,564
 and 23,942,452 shares of beneficial interest outstanding)                                  $12.78
----------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $22,863,973
 and 1,761,799 shares of beneficial interest outstanding)                                   $12.98
----------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net
 assets of $6,428,270 and 485,736 shares of beneficial interest outstanding)                $13.23

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



39 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

 For the Six Months Ended January 31, 2004

----------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
----------------------------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $23,350)                           $     6,132,385
----------------------------------------------------------------------------------------------------
 Interest                                                                                   98,028
----------------------------------------------------------------------------------------------------
 Portfolio lending fees                                                                     78,151
                                                                                   -----------------
 Total investment income                                                                 6,308,564

----------------------------------------------------------------------------------------------------
 EXPENSES
----------------------------------------------------------------------------------------------------
 Management fees                                                                         3,974,452
----------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                   772,444
 Class B                                                                                 1,434,431
 Class C                                                                                 1,238,316
 Class N                                                                                    44,174
----------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                   820,348
 Class B                                                                                   447,110
 Class C                                                                                   244,134
 Class N                                                                                    42,858
 Class Y                                                                                        64
----------------------------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                                    83,815
 Class B                                                                                    38,310
 Class C                                                                                    32,582
 Class N                                                                                     2,270
 Class Y                                                                                       291
----------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                     12,985
----------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                 7,302
----------------------------------------------------------------------------------------------------
 Other                                                                                      69,141
                                                                                   -----------------
 Total expenses                                                                          9,265,027
 Less reduction to custodian expenses                                                       (1,467)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A            (7,833)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B            (4,703)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C            (2,747)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class N           (11,711)
                                                                                   -----------------
 Net expenses                                                                            9,236,566

----------------------------------------------------------------------------------------------------
 NET INVESTMENT LOSS                                                                    (2,928,002)




40 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

---------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN
---------------------------------------------------------------------------------------------
 Net realized gain on:
 Investments                                                                    $107,681,019
 Foreign currency transactions                                                       538,297
                                                                                -------------
 Net realized gain                                                               108,219,316
---------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                                     126,840,485
 Translation of assets and liabilities denominated in foreign currencies             404,395
                                                                                -------------
 Net change in unrealized appreciation                                           127,244,880


---------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $232,536,194
                                                                                =============



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



41 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     SIX MONTHS              YEAR
                                                                                          ENDED             ENDED
                                                                               JANUARY 31, 2004          JULY 31,
                                                                                    (UNAUDITED)              2003
-------------------------------------------------------------------------------------------------------------------
 OPERATIONS
-------------------------------------------------------------------------------------------------------------------
 Net investment loss                                                             $   (2,928,002)     $ (2,813,190)
-------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                           108,219,316       (67,144,463)
-------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                              127,244,880       183,807,485
                                                                                 ----------------------------------
 Net increase in net assets resulting from operations                               232,536,194       113,849,832

-------------------------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from beneficial interest transactions:
 Class A                                                                            320,672,331       140,766,279
 Class B                                                                             47,317,763        41,118,144
 Class C                                                                             59,397,889        33,442,684
 Class N                                                                              6,016,228         6,495,545
 Class Y                                                                                958,863         1,145,255

-------------------------------------------------------------------------------------------------------------------
 NET ASSETS
-------------------------------------------------------------------------------------------------------------------
 Total increase                                                                     666,899,268       336,817,739
-------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                954,255,474       617,437,735
                                                                                 ----------------------------------
 End of period (including accumulated net investment loss
 of $2,928,002 at January 31, 2004)                                              $1,621,154,742      $954,255,474
                                                                                 ==================================



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



42 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         SIX MONTHS                                       YEAR
                                                              ENDED                                      ENDED
                                                   JANUARY 31, 2004                                   JULY 31,
 CLASS A                                                (UNAUDITED)         2003         2002           2001 1
----------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                        $10.70        $ 9.28       $10.47          $10.00
----------------------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income (loss)                                  (.02)         (.01)        (.04)             -- 2
 Net realized and unrealized gain (loss)                       2.41          1.43        (1.15)            .48
                                                            ----------------------------------------------------
 Total from investment operations                              2.39          1.42        (1.19)            .48
----------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            --            --           --            (.01)
----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $13.09        $10.70       $ 9.28          $10.47
                                                            ====================================================

----------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 3                           22.34%        15.30%      (11.37)%          4.76%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                  $945,710      $501,277     $300,244        $119,194
----------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $623,939      $362,221     $248,681        $ 48,406
----------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment loss                                          (0.15)%       (0.02)%      (0.36)%         (0.11)%
 Total expenses                                                1.22% 5,6     1.23% 5      1.30% 5,6       1.33% 5
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         58%          165%         165%             92%

1. For the period from September 25, 2000 (commencement of operations) to July 31, 2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.
6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



43 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS  Continued

                                                         SIX MONTHS                                       YEAR
                                                              ENDED                                      ENDED
                                                   JANUARY 31, 2004                                   JULY 31,
 CLASS B                                                (UNAUDITED)         2003         2002           2001 1
----------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                        $10.47        $ 9.15       $10.40          $10.00
----------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.04)         (.07)        (.06)           (.03)
 Net realized and unrealized gain (loss)                       2.33          1.39        (1.19)            .43
                                                            ----------------------------------------------------
 Total from investment operations                              2.29          1.32        (1.25)            .40
----------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            --            --           --              --
----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $12.76        $10.47       $ 9.15          $10.40
                                                            ====================================================

----------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                           21.87%        14.43%      (12.02)%          4.00%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                  $340,281      $237,002     $167,906         $51,412
----------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $285,261      $187,006     $117,801         $17,362
----------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                          (0.95)%       (0.85)%      (1.11)%         (0.99)%
 Total expenses                                                2.02%         2.12%        2.05%           2.15%
 Expenses after expense reimbursement or fee waiver and
 reduction to custodian expenses                                N/A 4,5      2.07%         N/A 4,5         N/A 4
----------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         58%          165%         165%             92%

1. For the period from September 25, 2000 (commencement of operations) to July 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



44 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                         SIX MONTHS                                       YEAR
                                                              ENDED                                      ENDED
                                                   JANUARY 31, 2004                                   JULY 31,
 CLASS C                                                (UNAUDITED)         2003         2002           2001 1
----------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                        $10.48        $ 9.15       $10.40          $10.00
----------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.03)         (.06)        (.06)           (.03)
 Net realized and unrealized gain (loss)                       2.33          1.39        (1.19)            .43
                                                            ----------------------------------------------------
 Total from investment operations                              2.30          1.33        (1.25)            .40
----------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            --            --           --              --
----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $12.78        $10.48       $ 9.15          $10.40
                                                            ====================================================

----------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                           21.95%        14.54%      (12.02)%          4.00%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                  $305,872      $198,180     $141,434         $43,613
----------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $246,365      $159,105     $ 97,899         $16,456
----------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                          (0.84)%       (0.73)%      (1.11)%         (0.98)%
 Total expenses                                                1.91% 4,5     1.95% 4      2.05% 4,5       2.15% 4
----------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         58%          165%         165%             92%

1. For the period from September 25, 2000 (commencement of operations) to July 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



45 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                         SIX MONTHS                                       YEAR
                                                              ENDED                                      ENDED
                                                   JANUARY 31, 2004                                   JULY 31,
 CLASS N                                                (UNAUDITED)         2003         2002           2001 1
----------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                        $10.62        $ 9.23       $10.45          $ 9.84
----------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.03)         (.03)        (.03)           (.01)
 Net realized and unrealized gain (loss)                       2.39          1.42        (1.19)            .62
                                                            ----------------------------------------------------
 Total from investment operations                              2.36          1.39        (1.22)            .61
----------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            --            --           --              --
----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $12.98        $10.62       $ 9.23          $10.45
                                                            ====================================================

----------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                           22.22%        15.06%      (11.67)%          6.20%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                   $22,864       $13,369       $5,158              $8
----------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                          $17,587       $ 8,524       $2,026              $3
----------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                          (0.50)%       (0.30)%      (0.67)%         (0.64)%
 Total expenses                                                1.69%         1.49%        1.58%           1.57%
 Expenses after expense reimbursement or fee waiver and
 reduction to custodian expenses                               1.56%          N/A 4        N/A 4,5         N/A 4
----------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         58%          165%         165%             92%

1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



46 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                         SIX MONTHS                                       YEAR
                                                              ENDED                                      ENDED
                                                   JANUARY 31, 2004                                   JULY 31,
 CLASS Y                                                (UNAUDITED)          2003         2002          2001 1
----------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                        $10.79        $ 9.31       $10.48          $10.00
----------------------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income (loss)                                    -- 2         .02         (.03)            .02
 Net realized and unrealized gain (loss)                       2.44          1.46        (1.14)            .47
                                                            ----------------------------------------------------
 Total from investment operations                              2.44          1.48        (1.17)            .49
----------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            --            --           --            (.01)
----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $13.23        $10.79       $ 9.31          $10.48
                                                            ====================================================

----------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 3                           22.61%        15.90%      (11.16)%          4.94%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                    $6,428        $4,428       $2,696              $1
----------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $5,199        $3,102       $1,953              $1
----------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income (loss)                                  0.37%         0.44%       (0.07)%          0.35%
 Total expenses                                                0.69%         0.77%        1.04%         168.30% 5
 Expenses after expense reimbursement or fee waiver and
 reduction to custodian expenses                                N/A 6         N/A 6       1.00%           1.01%
----------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         58%          165%         165%             92%

1. For the period from September 25, 2000 (commencement of operations) to July 31, 2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Added since July 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.
6. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



47 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES

 Oppenheimer Main Street Opportunity Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.




48 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    As of January 31, 2004, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2004 and the year ended July 31, 2003, the Fund used $103,602,102 and $0, respectively, of carryforward to offset capital gains realized.

 As of July 31, 2003, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              EXPIRING
                              ----------------------
                              2009       $    66,509
                              2010         8,390,169
                              2011        71,048,075
                                         -----------
                              Total      $79,504,753
                                         ===========


49 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

            SIX MONTHS ENDED JANUARY 31, 2004         YEAR ENDED JULY 31, 2003
                       SHARES          AMOUNT          SHARES           AMOUNT
--------------------------------------------------------------------------------
 CLASS A
 Sold              30,839,049    $385,758,310      30,151,690    $ 283,177,487
 Redeemed          (5,457,760)    (65,085,979)    (15,652,085)    (142,411,208)
                  --------------------------------------------------------------
 Net increase      25,381,289    $320,672,331      14,499,605    $ 140,766,279
                  ==============================================================



50 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

            SIX MONTHS ENDED JANUARY 31, 2004         YEAR ENDED JULY 31, 2003
                       SHARES          AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------
 CLASS B
 Sold               5,893,298    $ 68,983,197      10,206,409       93,887,151
 Redeemed          (1,862,755)    (21,665,434)     (5,905,136)     (52,769,007)
                   ------------------------------------------------------------
 Net increase       4,030,543    $ 47,317,763       4,301,273    $  41,118,144
                   ============================================================

-------------------------------------------------------------------------------
 CLASS C
 Sold               6,108,480    $ 72,098,057       8,363,125    $  76,878,026
 Redeemed          (1,084,395)    (12,700,168)     (4,901,031)     (43,435,342)
                   ------------------------------------------------------------
 Net increase       5,024,085    $ 59,397,889       3,462,094    $  33,442,684
                   ============================================================

-------------------------------------------------------------------------------
 CLASS N
 Sold                 606,337    $  7,238,553         856,590    $   7,950,997
 Redeemed            (102,996)     (1,222,325)       (156,646)      (1,455,452)
                   ------------------------------------------------------------
 Net increase         503,341    $  6,016,228         699,944    $   6,495,545
                   ============================================================

-------------------------------------------------------------------------------
 CLASS Y
 Sold                 115,372    $  1,436,836         246,796    $   2,311,010
 Redeemed             (40,192)       (477,973)       (125,691)      (1,165,755)
                   ------------------------------------------------------------
 Net increase          75,180    $    958,863         121,105    $   1,145,255
                   ============================================================

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2004, were $1,081,343,683 and $687,631,465, respectively.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2004, the Fund paid $1,505,683 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.


51 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.
--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2004 for Class B, Class C and Class N shares was $6,337,783, $2,691,166 and $299,966, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.



52 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                       CLASS A         CLASS B         CLASS C         CLASS N
                       CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                     FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                 SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
 SIX MONTHS        RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
 ENDED             DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------
 January 31, 2004     $475,189            $324        $184,955          $6,127         $13,876

--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    As of January 31, 2004, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
 6. ILLIQUID OR RESTRICTED SECURITIES
 As of January 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of January 31, 2004 was $2,137,892, which represents 0.13% of the Fund's net assets, of which $733,043 is considered restricted. Information concerning restricted securities is as follows:

                           ACQUISITION                   VALUATION AS OF         UNREALIZED
 SECURITY                         DATE        COST      JANUARY 31, 2004       APPRECIATION
-------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Esprit Exploration Ltd.        6/4/02    $661,668              $733,043           $71,375



53 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 7. SECURITIES LENDING
 The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. As of January 31, 2004, the Fund had on loan securities valued at approximately $7,640,000. Cash of $7,859,875 was received as collateral for the loans, and has been invested in approved instruments.

--------------------------------------------------------------------------------
 8. BORROWING AND LENDING ARRANGEMENTS
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at January 31, 2004.



54 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.




55 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that would require disclosure herein.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of January 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)